NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
84,449 shares (cost $490,006 )	$494,873
U.S. Equity Flex I Portfolio (WSCP)
47,646 shares (cost $589,450 )	594,140
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
28,281 shares (cost $121,004 )	157,526
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
8,920 shares (cost $246,400 )	295,877
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
12,791 shares (cost $51,179 )	59,478
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
1,630 shares (cost $5,944 )	7,415
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
6,988 shares (cost $338,280 )	316,788
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
533 shares (cost $14,765 )	24,008
Emerging Markets Debt Portfolio - Class I (MSEM)
5,410 shares (cost $43,123 )	41,926
U.S. Real Estate Portfolio - Class I (MSVRE)
161,992 shares (cost $2,710,758 )	1,644,224
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
346 shares (cost $4,014 )	3,814
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
72,389 shares (cost $960,537 )	820,893
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
26,144 shares (cost $316,772 )	212,025
Gartmore NVIT International Equity Fund - Class III (GIG3)
111,353 shares (cost $1,206,655 )	893,048
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
316 shares (cost $3,470 )	3,228
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
3,458 shares (cost $27,973 )	29,224
NVIT Core Bond Fund - Class I (NVCBD1)
32,877 shares (cost $338,758 )	335,670

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
116,728 shares (cost $1,060,334 )	$946,664
NVIT Global Financial Services Fund - Class III (GVGFS)
5,503 shares (cost $41,474 )	41,108
NVIT Government Bond Fund - Class I (GBF)
314,340 shares (cost $3,685,027 )	3,690,349
NVIT Growth Fund - Class I (CAF)
32,719 shares (cost $340,238 )	384,777
NVIT Health Sciences Fund - Class III (GVGHS)
16,805 shares (cost $176,678 )	161,664
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
20,221 shares (cost $228,182 )	166,416
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
33,654 shares (cost $327,718 )	332,162
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
89,939 shares (cost $981,056 )	873,305
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
50,602 shares (cost $567,776 )	475,153
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
30,965 shares (cost $271,230 )	303,764
NVIT Leaders Fund - Class III (GVUSL)
6,732 shares (cost $74,285 )	57,897
NVIT Mid Cap Index Fund - Class I (MCIF)
157,941 shares (cost $2,716,653 )	2,340,684
NVIT Money Market Fund - Class I (SAM)
4,975,912 shares (cost $4,975,912 )	4,975,912
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,162 shares (cost $43,644 )	44,603
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
37,103 shares (cost $554,314 )	363,240
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,986 shares (cost $24,950 )	25,947
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
13,338 shares (cost $101,029 )	111,909
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
3,161 shares (cost $27,583 )	28,863
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
47,923 shares (cost $435,814 )	589,450

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
233,036 shares (cost $1,795,906 )	$1,934,201
NVIT Multi-Manager Small Company Fund - Class I (SCF)
169,563 shares (cost $2,829,952 )	2,450,182
NVIT Multi-Sector Bond Fund - Class I (MSBF)
184,728 shares (cost $1,426,668 )	1,527,703
NVIT Technology & Communications Fund - Class III (GGTC3)
8,996 shares (cost $24,542 )	30,855
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
10,085 shares (cost $82,625 )	76,239
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
1,869 shares (cost $25,789 )	26,322
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
47,405 shares (cost $565,885 )	419,061
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
1,502 shares (cost $11,085 )	10,966
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
159,412 shares (cost $1,928,767 )	1,788,607
VP Balanced Fund - Class I (ACVB)
156,907 shares (cost $1,018,633 )	902,217
VP Capital Appreciation Fund - Class I (ACVCA)
43,567 shares (cost $578,476 )	469,212
VP Income & Growth Fund - Class I (ACVIG)
123,251 shares (cost $801,996 )	663,093
VP Inflation Protection Fund - Class II (ACVIP2)
150,020 shares (cost $1,570,234 )	1,609,709
VP International Fund - Class I (ACVI)
85,004 shares (cost $584,601 )	657,079
VP International Fund - Class III (ACVI3)
39,430 shares (cost $360,600 )	304,791
VP Ultra(R) Fund - Class I (ACVU1)
6,636 shares (cost $60,816 )	53,884
VP Value Fund - Class I (ACVV)
383,157 shares (cost $2,726,475 )	2,023,070
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
57,505 shares (cost $553,248 )	560,669
Stock Index Fund, Inc. - Initial Shares (DSIF)
237,992 shares (cost $7,182,705 )	6,261,558

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
10,474 shares (cost $258,705 )	$275,060
Appreciation Portfolio - Initial Shares (DCAP)
31,480 shares (cost $867,179 )	988,459
Growth and Income Portfolio - Initial Shares (DGI)
23,108 shares (cost $413,507 )	389,609
Quality Bond Fund II - Primary Shares (FQB)
61,766 shares (cost $629,703 )	691,782
Equity-Income Portfolio - Initial Class (FEIP)
398,581 shares (cost $9,617,632 )	6,700,147
High Income Portfolio - Initial Class (FHIP)
953,200 shares (cost $4,205,806 )	5,042,428
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
214,569 shares (cost $2,917,424 )	2,789,396
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
415,456 shares (cost $11,754,872 )	8,566,694
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
39,032 shares (cost $522,837 )	566,358
VIP Fund - Growth Portfolio - Initial Class (FGP)
83,269 shares (cost $2,929,837 )	2,501,413
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
437,051 shares (cost $5,193,463 )	5,415,061
VIP Fund - Overseas Portfolio - Initial Class (FOP)
42,451 shares (cost $676,733 )	638,885
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
69,662 shares (cost $1,238,645 )	1,046,328
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
160,542 shares (cost $813,697 )	1,237,778
Growth Portfolio - I Class Shares (AMTG)
27,136 shares (cost $407,419 )	384,520
Guardian Portfolio - I Class Shares (AMGP)
13,181 shares (cost $216,033 )	210,632
Partners Portfolio- I Class Shares (AMTP)
148,414 shares (cost $2,303,377 )	1,455,944
Socially Responsive Portfolio - I Class Shares (AMSRS)
5,071 shares (cost $74,897 )	61,357
Balanced Fund/VA - Non-Service Shares (OVMS)
81,867 shares (cost $1,230,958 )	843,234

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
15,836 shares (cost $584,973 )	$584,965
Core Bond Fund/VA - Non-Service Shares (OVB)
216,867 shares (cost $2,324,789 )	1,533,247
Global Securities Fund/VA - Class 3 (OVGS3)
56,783 shares (cost $1,711,654 )	1,514,397
Global Securities Fund/VA - Non-Service Shares (OVGS)
77,239 shares (cost $1,694,653 )	2,046,842
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
7,709 shares (cost $172,617 )	140,143
MidCap Fund/VA - Non-Service Shares (OVAG)
2,923 shares (cost $126,145 )	106,736
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
22,878 shares (cost $263,691 )	268,816
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
11,943 shares (cost $140,003 )	140,333
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
26,400 shares (cost $283,750 )	295,949
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
12,480 shares (cost $175,386 )	140,023
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
38,741 shares (cost $1,049,404 )	1,133,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
15,259 shares (cost $381,782 )	446,491
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
23,938 shares (cost $372,718 )	375,822

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
129,652 shares (cost $2,453,915 )	$1,946,079

Total Investments	94,095,936
Total Assets	94,095,936

Accounts Payable	1,352

$94,094,584

Contract Owners’ Equity:
Accumulation units	94,084,498
Contracts in payout (annuitization) period	10,086

Total Contract Owners’ Equity (note 5)	$94,094,584

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	CSIEF3	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2
Reinvested dividends	$2,314,171	-	6,328	-	54	-	-	1,038
Mortality and expense risk charges (note 2)	(1,258,493)	(373)	(8,035)	(1,396)	(4,323)	(411)	(89)	(3,747)

Net investment income (loss)	1,055,678	(373)	(1,707)	(1,396)	(4,269)	(411)	(89)	(2,709)
Realized gain (loss) on investments	(13,500,797)	1	(12,547)	187	(24,989)	(1,142)	(1,008)	(63,838)
Change in unrealized gain (loss) on investments	29,657,473	4,867	112,098	36,522	155,284	13,102	3,695	197,294

Net gain (loss) on investments	16,156,676	4,868	99,551	36,709	130,295	11,960	2,687	133,456
Reinvested capital gains	998,224	-	-	-	-	-	-	7,198

Net increase (decrease) in contract owners’ equity resulting from operations	$18,210,578	4,495	97,844	35,313	126,026	11,549	2,598	137,945

Investment Activity:	JAIGS	MSEM	MSVRE	NVAGF6	GEM3	GVGU	GIG3	GEF3
Reinvested dividends	$78	3,458	45,621	125	9,043	8,001	9,686	41
Mortality and expense risk charges (note 2)	(274)	(651)	(20,259)	(2)	(10,623)	(2,961)	(13,523)	(79)

Net investment income (loss)	(196)	2,807	25,362	123	(1,580)	5,040	(3,837)	(38)
Realized gain (loss) on investments	123	(1,973)	(537,337)	-	(860,514)	(31,468)	(1,230,146)	(20,740)
Change in unrealized gain (loss) on investments	9,941	10,205	834,661	(201)	1,167,457	36,308	1,337,762	20,222

Net gain (loss) on investments	10,064	8,232	297,324	(201)	306,943	4,840	107,616	(518)
Reinvested capital gains	539	-	-	17	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,407	11,039	322,686	(61)	305,363	9,880	103,779	(556)

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNMO1	NVCBD1	TRF	GVGFS	GBF	CAF	GVGHS	GVIDA
Reinvested dividends	$20	5,468	11,404	386	134,752	1,885	403	1,616
Mortality and expense risk charges (note 2)	(102)	(2,031)	(12,386)	(511)	(57,402)	(4,973)	(2,029)	(2,314)

Net investment income (loss)	(82)	3,437	(982)	(125)	77,350	(3,088)	(1,626)	(698)
Realized gain (loss) on investments	142	2,989	(31,917)	(23,490)	69,577	4,086	(1,599)	(60,584)
Change in unrealized gain (loss) on investments	1,251	(3,088)	220,083	32,709	(149,123)	94,689	26,879	79,911

Net gain (loss) on investments	1,393	(99)	188,166	9,219	(79,546)	98,775	25,280	19,327
Reinvested capital gains	63	1,397	-	-	54,051	-	-	8,133

Net increase (decrease) in contract owners’ equity resulting from operations	$1,374	4,735	187,184	9,094	51,855	95,687	23,654	26,762

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM	NVMIG3
Reinvested dividends	$7,215	9,888	6,651	7,393	468	20,303	2,989	-
Mortality and expense risk charges (note 2)	(5,520)	(10,015)	(7,357)	(5,785)	(2,004)	(30,695)	(94,429)	(85)

Net investment income (loss)	1,695	(127)	(706)	1,608	(1,536)	(10,392)	(91,440)	(85)
Realized gain (loss) on investments	(24,638)	(133,602)	(139,191)	(72,190)	(713,492)	(865,554)	-	1
Change in unrealized gain (loss) on investments	51,605	199,925	208,881	123,679	608,288	1,324,683	-	959

Net gain (loss) on investments	26,967	66,323	69,690	51,489	(105,204)	459,129	-	960
Reinvested capital gains	1,618	17,021	17,694	4,918	-	60,841	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,280	83,217	86,678	58,015	(106,740)	509,578	(91,440)	875

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVDIV3	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$6,974	46	-	79	-	6,213	5,493	110,349
Mortality and expense risk charges (note 2)	(4,772)	(52)	(1,483)	(56)	(5,815)	(22,262)	(30,953)	(17,142)

Net investment income (loss)	2,202	(6)	(1,483)	23	(5,815)	(16,049)	(25,460)	93,207
Realized gain (loss) on investments	(56,580)	1	6,786	(46)	996	(297,161)	(537,160)	45,013
Change in unrealized gain (loss) on investments	137,650	997	10,880	1,280	160,892	763,470	1,218,287	112,884

Net gain (loss) on investments	81,070	998	17,666	1,234	161,888	466,309	681,127	157,897
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,272	992	16,183	1,257	156,073	450,260	655,667	251,104

Investment Activity:	GGTC3	GVUGL	NVOLG1	EIF2	NVRE1	AMTB	ACVB	ACVCA
Reinvested dividends	$-	-	24	3,270	36	128,492	46,414	3,381
Mortality and expense risk charges (note 2)	(307)	(838)	(32)	(5,181)	(3)	(24,592)	(12,706)	(5,952)

Net investment income (loss)	(307)	(838)	(8)	(1,911)	33	103,900	33,708	(2,571)
Realized gain (loss) on investments	2,858	(6,599)	65	(18,378)	-	(72,408)	(62,550)	(17,542)
Change in unrealized gain (loss) on investments	6,508	22,342	533	107,506	(120)	159,437	143,669	147,741

Net gain (loss) on investments	9,366	15,743	598	89,128	(120)	87,029	81,119	130,199
Reinvested capital gains	-	-	400	-	14	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,059	14,905	990	87,217	(73)	190,929	114,827	127,628

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVI3	ACVU1	ACVV	DVSCS	DSIF
Reinvested dividends	$27,839	27,302	12,512	6,468	127	104,092	19,423	113,556
Mortality and expense risk charges (note 2)	(8,637)	(23,356)	(8,709)	(4,269)	(641)	(26,557)	(8,294)	(79,278)

Net investment income (loss)	19,202	3,946	3,803	2,199	(514)	77,535	11,129	34,278
Realized gain (loss) on investments	(92,650)	12,827	(12,842)	(33,433)	(350)	(234,635)	(651,799)	(134,151)
Change in unrealized gain (loss) on investments	162,377	114,672	169,540	114,222	14,531	473,774	546,157	966,619

Net gain (loss) on investments	69,727	127,499	156,698	80,789	14,181	239,139	(105,642)	832,468
Reinvested capital gains	-	-	-	-	-	-	131,664	343,954

Net increase (decrease) in contract owners’ equity resulting from operations	$88,929	131,445	160,501	82,988	13,667	316,674	37,151	1,210,700

Investment Activity:	DSRG	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$2,322	24,579	4,581	35,285	137,323	358,719	61,171	105,525
Mortality and expense risk charges (note 2)	(3,463)	(13,965)	(5,026)	(8,498)	(89,668)	(57,939)	(35,195)	(114,079)

Net investment income (loss)	(1,141)	10,614	(445)	26,787	47,655	300,780	25,976	(8,554)
Realized gain (loss) on investments	(2,163)	(146,606)	(22,380)	(6,292)	(1,594,848)	(613,759)	(100,532)	(1,760,353)
Change in unrealized gain (loss) on investments	70,608	212,243	102,448	78,724	2,954,798	1,685,136	642,037	3,955,759

Net gain (loss) on investments	68,445	65,637	80,068	72,432	1,359,950	1,071,377	541,505	2,195,406
Reinvested capital gains	-	71,720	-	-	-	-	4,306	2,076

Net increase (decrease) in contract owners’ equity resulting from operations	$67,304	147,971	79,623	99,219	1,407,605	1,372,157	571,787	2,188,928

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FGOP	FGP	FIGBS	FOP	FOPR	FVSS	AMTG	AMGP
Reinvested dividends	$2,305	10,047	444,195	12,130	19,997	4,873	-	2,145
Mortality and expense risk charges (note 2)	(6,923)	(33,905)	(76,105)	(8,167)	(14,031)	(11,858)	(5,509)	(2,850)

Net investment income (loss)	(4,618)	(23,858)	368,090	3,963	5,966	(6,985)	(5,509)	(705)
Realized gain (loss) on investments	(3,633)	(81,443)	(102,217)	(7,544)	(388,998)	(124,761)	3,671	(1,659)
Change in unrealized gain (loss) on investments	183,160	658,336	378,747	130,387	551,701	584,623	81,406	51,188

Net gain (loss) on investments	179,527	576,893	276,530	122,843	162,703	459,862	85,077	49,529
Reinvested capital gains	-	1,986	20,512	1,812	3,213	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$174,909	555,021	665,132	128,618	171,882	452,877	79,568	48,824

Investment Activity:	AMTP	AMSRS	OVMS	OVGR	OVB	OVGS3	OVGS	OVGI
Reinvested dividends	$33,878	1,167	-	1,695	-	27,621	41,859	2,354
Mortality and expense risk charges (note 2)	(18,552)	(759)	(11,187)	(7,614)	(23,028)	(18,401)	(26,981)	(1,809)

Net investment income (loss)	15,326	408	(11,187)	(5,919)	(23,028)	9,220	14,878	545
Realized gain (loss) on investments	(548,836)	(329)	(126,153)	(22,900)	(333,909)	(163,975)	85,937	(8,853)
Change in unrealized gain (loss) on investments	922,586	13,908	274,762	215,044	460,670	527,402	464,665	37,358

Net gain (loss) on investments	373,750	13,579	148,609	192,144	126,761	363,427	550,602	28,505
Reinvested capital gains	150,490	-	-	-	-	26,390	39,912	-

Net increase (decrease) in contract owners’ equity resulting from operations	$539,566	13,987	137,422	186,225	103,733	399,037	605,392	29,050

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVAG	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	SVDF
Reinvested dividends	$-	11,667	6,388	343	162	1,695	1,130	-
Mortality and expense risk charges (note 2)	(1,429)	(3,949)	(2,245)	(3,042)	(1,500)	(12,566)	(6,572)	(4,516)

Net investment income (loss)	(1,429)	7,718	4,143	(2,699)	(1,338)	(10,871)	(5,442)	(4,516)
Realized gain (loss) on investments	(25,600)	(13,317)	(5,402)	(140,603)	(5,655)	(163,170)	55,806	(3,029)
Change in unrealized gain (loss) on investments	54,007	12,714	6,523	271,035	74,291	540,928	143,845	110,445

Net gain (loss) on investments	28,407	(603)	1,121	130,432	68,636	377,758	199,651	107,416
Reinvested capital gains	-	-	-	13,874	6,535	3,362	2,241	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,978	7,115	5,264	141,607	73,833	370,249	196,450	102,900

Investment Activity:	SVOF	WIEP	WVCP	SGRF	JPMCVP
Reinvested dividends	$-	38,107	1,489	-	3,015
Mortality and expense risk charges (note 2)	(24,034)	(4,984)	(790)	(566)	(517)

Net investment income (loss)	(24,034)	33,123	699	(566)	2,498
Realized gain (loss) on investments	(115,513)	44,247	(6,034)	(36,754)	(78,647)
Change in unrealized gain (loss) on investments	754,883	(19,060)	20,303	61,548	71,919

Net gain (loss) on investments	639,370	25,187	14,269	24,794	(6,728)
Reinvested capital gains	-	-	-	-	273

Net increase (decrease) in contract owners’ equity resulting from operations	$615,336	58,310	14,968	24,228	(3,957)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		CSIEF3		WSCP		JPMMV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,055,678	776,212	(373)	-	(1,707)	(12,245)	(1,396)	-
Realized gain (loss) on investments	(13,500,797)	(2,185,867)	1	-	(12,547)	37,523	187	-
Change in unrealized gain (loss) on investments	29,657,473	(56,560,381)	4,867	-	112,098	(388,737)	36,522	-
Reinvested capital gains	998,224	7,678,752	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,210,578	(50,291,284)	4,495	-	97,844	(363,459)	35,313	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,183,421	2,474,966	-	-	184	490	-	-
Transfers between funds	-	-	490,508	-	(45,459)	(17,627)	122,205	-
Redemptions (note 3)	(11,928,488)	(30,222,358)	(134)	-	(89,662)	(79,695)	-	-
Annuity benefits	(753)	(918)	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2,658)	222	(1)	-	(17)	(1)	4	-

Net equity transactions	(10,748,478)	(27,748,088)	490,373	-	(134,954)	(96,833)	122,209	-

Net change in contract owners’ equity	7,462,100	(78,039,372)	494,868	-	(37,110)	(460,292)	157,522	-
Contract owners’ equity beginning of period	86,632,484	164,671,856	-	-	631,243	1,091,535	-	-

Contract owners’ equity end of period	$94,094,584	86,632,484	494,868	-	594,133	631,243	157,522	-

CHANGES IN UNITS:
Beginning Units	6,850,322	8,402,112	-	-	70,987	79,114	-	-
Units purchased	2,254,994	3,119,546	49,006	-	1,542	2,565	13,468	-
Units redeemed	(3,035,583)	(4,671,336)	(13)	-	(18,146)	(10,692)	-	-

Ending units	6,069,733	6,850,322	48,993	-	54,383	70,987	13,468	-

								(Continued	)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JACAS		JAGTS2		JAGTS		JAIGS2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(4,269)	(4,246)	(411)	(430)	(89)	(232)	(2,709)	8,816
Realized gain (loss) on investments	(24,989)	25,644	(1,142)	(17,039)	(1,008)	116	(63,838)	(12,418)
Change in unrealized gain (loss) on investments	155,284	(182,382)	13,102	(3,876)	3,695	(8,568)	197,294	(437,546)
Reinvested capital gains	-	-	-	-	-	-	7,198	93,246

Net increase (decrease) in contract owners’ equity resulting from operations	126,026	(160,984)	11,549	(21,345)	2,598	(8,684)	137,945	(347,902)

Equity transactions:
Purchase payments received from contract owners (note 3)	602	88	-	-	-	-	-	11,695
Transfers between funds	1,276	233,316	31,423	44,065	-	-	(26,658)	(48,688)
Redemptions (note 3)	(11,342)	(184,029)	(494)	(87,527)	(3,963)	(6,458)	(13,296)	(363,704)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	11	(16)	-	(5)	(4)	(15)	(16)

Net equity transactions	(9,473)	49,386	30,913	(43,462)	(3,968)	(6,462)	(39,969)	(400,713)

Net change in contract owners’ equity	116,553	(111,598)	42,462	(64,807)	(1,370)	(15,146)	97,976	(748,615)
Contract owners’ equity beginning of period	179,319	290,917	17,004	81,811	8,784	23,930	218,789	967,404

Contract owners’ equity end of period	$295,872	179,319	59,466	17,004	7,414	8,784	316,765	218,789

CHANGES IN UNITS:
Beginning Units	29,450	26,221	2,151	5,722	3,288	4,946	16,314	33,972
Units purchased	63,567	37,648	3,266	8,464	-	-	1,140	6,659
Units redeemed	(59,249)	(34,419)	(557)	(12,035)	(1,494)	(1,658)	(4,069)	(24,317)

Ending units	33,768	29,450	4,860	2,151	1,794	3,288	13,385	16,314

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS		MSEM		MSVRE		NVAGF6
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(196)	318	2,807	4,067	25,362	52,596	123	-
Realized gain (loss) on investments	123	12,139	(1,973)	(2,099)	(537,337)	(49,749)	-	-
Change in unrealized gain (loss) on investments	9,941	(34,480)	10,205	(15,444)	834,661	(2,099,867)	(201)	-
Reinvested capital gains	539	3,749	-	2,911	-	1,009,922	17	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,407	(18,274)	11,039	(10,565)	322,686	(1,087,098)	(61)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	14,242	5,937	-	-
Transfers between funds	-	(12,073)	(2,471)	(14,417)	(150,278)	(194,877)	3,874	-
Redemptions (note 3)	-	(7,949)	(12,642)	(6,044)	(155,120)	(300,512)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	5	5	(8)	5	(48)	(2)	-

Net equity transactions	(4)	(20,017)	(15,108)	(20,469)	(291,151)	(489,500)	3,872	-

Net change in contract owners’ equity	10,403	(38,291)	(4,069)	(31,034)	31,535	(1,576,598)	3,811	-
Contract owners’ equity beginning of period	13,603	51,894	46,000	77,034	1,612,682	3,189,280	-	-

Contract owners’ equity end of period	$24,006	13,603	41,931	46,000	1,644,217	1,612,682	3,811	-

CHANGES IN UNITS:
Beginning Units	1,808	3,247	2,800	3,929	62,410	75,537	-	-
Units purchased	-	-	-	-	2,336	2,794	337	-
Units redeemed	-	(1,439)	(811)	(1,129)	(14,442)	(15,921)	-	-

Ending units	1,808	1,808	1,989	2,800	50,304	62,410	337	-

								(Continued	)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GEM3		GVGU		GIG3		GEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,580)	1,090	5,040	5,522	(3,837)	(2,724)	(38)	(300)
Realized gain (loss) on investments	(860,514)	(47,778)	(31,468)	(18,932)	(1,230,146)	(100,640)	(20,740)	(7,339)
Change in unrealized gain (loss) on investments	1,167,457	(1,582,345)	36,308	(139,731)	1,337,762	(1,627,268)	20,222	(25,250)
Reinvested capital gains	-	356,108	-	4,310	-	351,406	-	7,355

Net increase (decrease) in contract owners’ equity resulting from operations	305,363	(1,272,925)	9,880	(148,831)	103,779	(1,379,226)	(556)	(25,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,197	54,449	-	-	-	30,339	-	-
Transfers between funds	(290,692)	1,366,880	(36,917)	54,492	(713,267)	62,896	(5,483)	(25,492)
Redemptions (note 3)	(69,804)	(496,010)	(272)	(137,324)	(36,672)	(199,187)	(13,956)	(356)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(142)	2	(15)	(44)	(35)	(8)	(1)

Net equity transactions	(358,322)	925,177	(37,187)	(82,847)	(749,983)	(105,987)	(19,447)	(25,849)

Net change in contract owners’ equity	(52,959)	(347,748)	(27,307)	(231,678)	(646,204)	(1,485,213)	(20,003)	(51,383)
Contract owners’ equity beginning of period	873,832	1,221,580	239,325	471,003	1,539,217	3,024,430	23,223	74,606

Contract owners’ equity end of period	$820,873	873,832	212,018	239,325	893,013	1,539,217	3,220	23,223

CHANGES IN UNITS:
Beginning Units	57,308	33,293	15,900	20,692	117,837	123,125	2,123	3,742
Units purchased	5,584	53,555	-	5,347	4,009	16,523	-	2,278
Units redeemed	(29,477)	(29,540)	(2,663)	(10,139)	(68,348)	(21,811)	(1,884)	(3,897)

Ending units	33,415	57,308	13,237	15,900	53,498	117,837	239	2,123

								(Continued )

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVCBD1		TRF		GVGFS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(82)	-	3,437	-	(982)	(1,283)	(125)	536
Realized gain (loss) on investments	142	-	2,989	-	(31,917)	16,805	(23,490)	(31,727)
Change in unrealized gain (loss) on investments	1,251	-	(3,088)	-	220,083	(1,026,368)	32,709	(19,704)
Reinvested capital gains	63	-	1,397	-	-	241,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,374	-	4,735	-	187,184	(768,918)	9,094	(50,895)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,319	1,197	-	-
Transfers between funds	28,694	-	398,799	-	(61,706)	(181,677)	(21,555)	66,490
Redemptions (note 3)	(844)	-	(67,864)	-	(44,915)	(162,337)	(12,386)	(5,261)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	(2)	-	(10)	10	(16)	2

Net equity transactions	27,851	-	330,933	-	(105,312)	(342,807)	(33,957)	61,231

Net change in contract owners’ equity	29,225	-	335,668	-	81,872	(1,111,725)	(24,863)	10,336
Contract owners’ equity beginning of period	-	-	-	-	864,788	1,976,513	65,967	55,631

Contract owners’ equity end of period	$29,225	-	335,668	-	946,660	864,788	41,104	65,967

CHANGES IN UNITS:
Beginning Units	-	-	-	-	70,299	92,540	6,886	3,078
Units purchased	2,264	-	38,540	-	128	358	880	7,463
Units redeemed	(70)	-	(6,428)	-	(8,501)	(22,599)	(4,466)	(3,655)

Ending units	2,194	-	32,112	-	61,926	70,299	3,300	6,886

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		CAF		GVGHS		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$77,350	106,009	(3,088)	(5,812)	(1,626)	(2,074)	(698)	2,013
Realized gain (loss) on investments	69,577	69,202	4,086	56,441	(1,599)	(12,893)	(60,584)	(109)
Change in unrealized gain (loss) on investments	(149,123)	41,100	94,689	(287,437)	26,879	(58,801)	79,911	(163,692)
Reinvested capital gains	54,051	-	-	-	-	13,993	8,133	48,677

Net increase (decrease) in contract owners’ equity resulting from operations	51,855	216,311	95,687	(236,808)	23,654	(59,775)	26,762	(113,111)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,950	49,882	467	1,666	5,245	-	-	-
Transfers between funds	738,885	(593,923)	(5,803)	(43,887)	2,500	(6,737)	(1,278)	156,931
Redemptions (note 3)	(847,130)	(698,967)	(27,858)	(109,058)	(6,174)	(12,006)	(66,495)	(57)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	16	(4)	(65)	20	(7)	20	(6)	(8)

Net equity transactions	(87,279)	(1,243,012)	(33,259)	(151,259)	1,564	(18,723)	(67,779)	156,866

Net change in contract owners’ equity	(35,424)	(1,026,701)	62,428	(388,067)	25,218	(78,498)	(41,017)	43,755
Contract owners’ equity beginning of period	3,725,773	4,752,474	322,330	710,397	136,445	214,943	207,432	163,677

Contract owners’ equity end of period	$3,690,349	3,725,773	384,758	322,330	161,663	136,445	166,415	207,432

CHANGES IN UNITS:
Beginning Units	215,784	292,196	39,562	52,667	12,954	15,036	21,706	10,660
Units purchased	83,199	76,290	890	294	833	7,116	-	11,353
Units redeemed	(87,784)	(152,702)	(4,549)	(13,399)	(712)	(9,198)	(7,815)	(307)

Ending units	211,199	215,784	35,903	39,562	13,075	12,954	13,891	21,706

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,695	8,450	(127)	13,778	(706)	8,276	1,608	8,320
Realized gain (loss) on investments	(24,638)	(1,276)	(133,602)	(9,263)	(139,191)	5,751	(72,190)	(781)
Change in unrealized gain (loss) on investments	51,605	(47,024)	199,925	(391,104)	208,881	(393,858)	123,679	(104,790)
Reinvested capital gains	1,618	7,513	17,021	90,245	17,694	86,431	4,918	20,864

Net increase (decrease) in contract owners’ equity resulting from operations	30,280	(32,337)	83,217	(296,344)	86,678	(293,400)	58,015	(76,387)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,459	-	8,547	697	74,103	-
Transfers between funds	(93,007)	(13,745)	177,957	(76,300)	(207,645)	206,409	(171,275)	(44,711)
Redemptions (note 3)	(14,077)	(26,395)	(156,300)	(260,425)	(52,605)	(85,740)	(106,815)	(14,074)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(1)	4	1	(2)	(3)	(5)	(11)

Net equity transactions	(107,084)	(40,141)	28,120	(336,724)	(251,705)	121,363	(203,992)	(58,796)

Net change in contract owners’ equity	(76,804)	(72,478)	111,337	(633,068)	(165,027)	(172,037)	(145,977)	(135,183)
Contract owners’ equity beginning of period	408,967	481,445	761,966	1,395,034	640,175	812,212	449,734	584,917

Contract owners’ equity end of period	$332,163	408,967	873,303	761,966	475,148	640,175	303,757	449,734

CHANGES IN UNITS:
Beginning Units	36,710	40,024	73,692	102,119	64,309	55,166	41,577	45,273
Units purchased	11,457	1,268	29,827	3,396	4,709	16,469	14,943	9,140
Units redeemed	(20,432)	(4,582)	(31,582)	(31,823)	(30,082)	(7,326)	(31,647)	(12,836)

Ending units	27,735	36,710	71,937	73,692	38,936	64,309	24,873	41,577

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUSL		MCIF		SAM		NVMIG3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,536)	(1,148)	(10,392)	(10,434)	(91,440)	50,339	(85)	-
Realized gain (loss) on investments	(713,492)	(79,616)	(865,554)	(155,984)	-	-	1	-
Change in unrealized gain (loss) on investments	608,288	(593,563)	1,324,683	(1,714,291)	-	-	959	-
Reinvested capital gains	-	-	60,841	247,122	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,740)	(674,327)	509,578	(1,633,587)	(91,440)	50,339	875	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	29	12,977	30,175	311,933	1,164,539	-	-
Transfers between funds	(515,981)	1,179,582	(668,968)	(1,090,191)	(118,993)	2,494,544	43,729	-
Redemptions (note 3)	(555)	(242,416)	(196,997)	(588,088)	(2,066,758)	(8,959,581)	-	-
Annuity benefits	-	-	(29)	(38)	(44)	(48)	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	1	(14)	-	(11)	158	2	-

Net equity transactions	(516,536)	937,196	(853,031)	(1,648,142)	(1,873,873)	(5,300,388)	43,731	-

Net change in contract owners’ equity	(623,276)	262,869	(343,453)	(3,281,729)	(1,965,313)	(5,250,049)	44,606	-
Contract owners’ equity beginning of period	681,177	418,308	2,684,124	5,965,853	6,941,216	12,191,265	-	-

Contract owners’ equity end of period	$57,901	681,177	2,340,671	2,684,124	4,975,903	6,941,216	44,606	-

CHANGES IN UNITS:
Beginning Units	83,314	25,240	264,111	367,570	532,562	940,769	-	-
Units purchased	529	76,017	15,331	52,742	512,279	1,033,858	3,318	-
Units redeemed	(78,477)	(17,943)	(108,558)	(156,201)	(657,621)	(1,442,065)	-	-

Ending units	5,366	83,314	170,884	264,111	387,220	532,562	3,318	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDIV3		NVMLG1		NVMMG1		NVMMV2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,202	3,636	(6)	-	(1,483)	-	23	-
Realized gain (loss) on investments	(56,580)	(328,203)	1	-	6,786	-	(46)	-
Change in unrealized gain (loss) on investments	137,650	(342,094)	997	-	10,880	-	1,280	-
Reinvested capital gains	-	124,397	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,272	(542,264)	992	-	16,183	-	1,257	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(11,389)	(323,248)	24,954	-	103,586	-	27,606	-
Redemptions (note 3)	(29,849)	(94,342)	-	-	(7,877)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	13	9	4	-	(10)	-	2	-

Net equity transactions	(41,225)	(417,581)	24,958	-	95,699	-	27,608	-

Net change in contract owners’ equity	42,047	(959,845)	25,950	-	111,882	-	28,865	-
Contract owners’ equity beginning of period	321,201	1,281,046	-	-	-	-	-	-

Contract owners’ equity end of period	$363,248	321,201	25,950	-	111,882	-	28,865	-

CHANGES IN UNITS:
Beginning Units	27,450	57,900	-	-	-	-	-	-
Units purchased	144	6,076	2,065	-	44,969	-	2,902	-
Units redeemed	(3,334)	(36,526)	-	-	(35,867)	-	(658)	-

Ending units	24,260	27,450	2,065	-	9,102	-	2,244	-

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCGF		SCVF		SCF		MSBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(5,815)	(585)	(16,049)	(4,699)	(25,460)	(17,346)	93,207	38,620
Realized gain (loss) on investments	996	(13,452)	(297,161)	(291,145)	(537,160)	(346,173)	45,013	(242,170)
Change in unrealized gain (loss) on investments	160,892	(12,045)	763,470	(207,269)	1,218,287	(1,400,223)	112,884	(4,250)
Reinvested capital gains	-	-	-	-	-	535,565	-	20,376

Net increase (decrease) in contract owners’ equity resulting from operations	156,073	(26,082)	450,260	(503,113)	655,667	(1,228,177)	251,104	(187,424)

Equity transactions:
Purchase payments received from contract owners (note 3)	959	-	6,429	40,579	16,134	16,376	459	2,917
Transfers between funds	433,501	(30,489)	567,792	(200,855)	283,653	(287,713)	274,151	(229,835)
Redemptions (note 3)	(17,124)	(7,319)	(107,665)	(309,429)	(298,971)	(417,785)	(69,209)	(110,579)
Annuity benefits	-	-	(24)	(34)	(27)	(35)	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	1	(12)	(4)	(9)	(20)	-	10

Net equity transactions	417,327	(37,807)	466,520	(469,743)	780	(689,177)	205,401	(337,487)

Net change in contract owners’ equity	573,400	(63,889)	916,780	(972,856)	656,447	(1,917,354)	456,505	(524,911)
Contract owners’ equity beginning of period	16,045	79,934	1,017,407	1,990,263	1,793,735	3,711,089	1,071,207	1,596,118

Contract owners’ equity end of period	$589,445	16,045	1,934,187	1,017,407	2,450,182	1,793,735	1,527,712	1,071,207

CHANGES IN UNITS:
Beginning Units	3,775	9,930	74,025	96,828	91,986	115,928	93,687	113,783
Units purchased	125,160	3,880	65,223	17,378	26,935	9,999	167,798	253,264
Units redeemed	(18,532)	(10,035)	(26,095)	(40,181)	(24,267)	(33,941)	(152,483)	(273,360)

Ending units	110,403	3,775	113,153	74,025	94,654	91,986	109,002	93,687

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GGTC3		GVUGL		NVOLG1		EIF2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(307)	(168)	(838)	(755)	(8)	-	(1,911)	1,131
Realized gain (loss) on investments	2,858	(8,621)	(6,599)	(3,864)	65	-	(18,378)	(80,864)
Change in unrealized gain (loss) on investments	6,508	(118)	22,342	(29,913)	533	-	107,506	(205,556)
Reinvested capital gains	-	891	-	10,768	400	-	-	7,495
Net increase (decrease) in contract owners’ equity resulting from operations	9,059	(8,016)	14,905	(23,764)	990	-	87,217	(277,794)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	102	513	-	-	965	13,284
Transfers between funds	22,635	(7,673)	27,600	28,360	25,332	-	(9,175)	(237,919)
Redemptions (note 3)	(6,529)	(522)	(2,389)	(13,064)	-	-	(10,487)	(37,945)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	(9)	(4)	3	(3)	-	(5)	(13)

Net equity transactions	16,103	(8,204)	25,309	15,812	25,329	-	(18,702)	(262,593)

Net change in contract owners’ equity	25,162	(16,220)	40,214	(7,952)	26,319	-	68,515	(540,387)
Contract owners’ equity beginning of period	5,687	21,907	36,021	43,973	-	-	350,538	890,925

Contract owners’ equity end of period	$30,849	5,687	76,235	36,021	26,319	-	419,053	350,538

CHANGES IN UNITS:
Beginning Units	789	1,540	3,498	2,472	-	-	44,903	70,608
Units purchased	3,297	1,572	3,107	2,406	2,682	-	296	2,639
Units redeemed	(1,237)	(2,323)	(633)	(1,380)	(647)	-	(2,733)	(28,344)

Ending units	2,849	789	5,972	3,498	2,035	-	42,466	44,903

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		ACVB		ACVCA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$33	-	103,900	45,402	33,708	14,300	(2,571)	(9,538)
Realized gain (loss) on investments	-	-	(72,408)	(98,260)	(62,550)	(16,475)	(17,542)	117,178
Change in unrealized gain (loss) on investments	(120)	-	159,437	(341,343)	143,669	(369,366)	147,741	(529,366)
Reinvested capital gains	14	-	-	-	-	92,392	-	51,897

Net increase (decrease) in contract owners’ equity resulting from operations	(73)	-	190,929	(394,201)	114,827	(279,149)	127,628	(369,829)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	11	56,300	7,724	19,462	9,718	932
Transfers between funds	11,038	-	441,089	(2,297,748)	(86,936)	(6,939)	(32,478)	204,914
Redemptions (note 3)	-	-	(407,908)	(465,401)	(72,130)	(235,129)	(25,071)	(175,101)
Annuity benefits	-	-	(225)	(245)	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	3	57	(63)	16	(6)	(18)

Net equity transactions	11,039	-	32,970	(2,707,037)	(151,405)	(222,590)	(47,837)	30,727

Net change in contract owners’ equity	10,966	-	223,899	(3,101,238)	(36,578)	(501,739)	79,791	(339,102)
Contract owners’ equity beginning of period	-	-	1,564,709	4,665,947	938,752	1,440,491	389,408	728,510

Contract owners’ equity end of period	$10,966	-	1,788,608	1,564,709	902,174	938,752	469,199	389,408

CHANGES IN UNITS:
Beginning Units	-	-	133,133	339,053	65,105	78,435	35,355	35,078
Units purchased	747	-	49,631	10,885	3,789	7,680	2,579	17,391
Units redeemed	-	-	(46,478)	(216,805)	(13,917)	(21,010)	(6,399)	(17,114)

Ending units	747	-	136,286	133,133	54,977	65,105	31,535	35,355

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVIG		ACVIP2		ACVI		ACVI3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$19,202	4,220	3,946	70,733	3,803	(6,601)	2,199	(2,894)
Realized gain (loss) on investments	(92,650)	(18,315)	12,827	(44,189)	(12,842)	38,312	(33,433)	6,775
Change in unrealized gain (loss) on investments	162,377	(398,846)	114,672	(121,735)	169,540	(742,701)	114,222	(318,698)
Reinvested capital gains	-	92,091	-	-	-	105,611	-	47,256

Net increase (decrease) in contract owners’ equity resulting from operations	88,929	(320,850)	131,445	(95,191)	160,501	(605,379)	82,988	(267,561)

Equity transactions:
Purchase payments received from contract owners (note 3)	600	36,142	18,562	42,184	-	-	900	10,447
Transfers between funds	79,472	2,815	162,291	416,617	(77,471)	(86,734)	(20,992)	82,504
Redemptions (note 3)	(73,822)	(80,000)	(335,641)	(641,774)	(78,413)	(74,507)	(57,072)	(64,251)
Annuity benefits	-	-	(143)	(148)	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	(1)	(254)	161	(10)	(28)	5	(33)

Net equity transactions	6,244	(41,044)	(155,185)	(182,960)	(155,894)	(161,269)	(77,159)	28,667

Net change in contract owners’ equity	95,173	(361,894)	(23,740)	(278,151)	4,607	(766,648)	5,829	(238,894)
Contract owners’ equity beginning of period	567,912	929,806	1,633,169	1,911,320	652,459	1,419,107	298,955	537,849

Contract owners’ equity end of period	$663,085	567,912	1,609,429	1,633,169	657,066	652,459	304,784	298,955

CHANGES IN UNITS:
Beginning Units	66,605	70,296	145,929	165,645	48,762	57,669	30,768	30,099
Units purchased	18,141	5,830	34,810	104,574	-	-	3,143	11,166
Units redeemed	(17,927)	(9,521)	(48,343)	(124,290)	(11,511)	(8,907)	(10,116)	(10,497)

Ending units	66,819	66,605	132,396	145,929	37,251	48,762	23,795	30,768

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVU1		ACVV		DVSCS		DSIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(514)	(816)	77,535	38,448	11,129	(8,006)	34,278	47,311
Realized gain (loss) on investments	(350)	(16,361)	(234,635)	(502,316)	(651,799)	(60,641)	(134,151)	958,398
Change in unrealized gain (loss) on investments	14,531	(21,464)	473,774	(820,888)	546,157	(489,053)	966,619	(4,788,589)
Reinvested capital gains	-	8,967	-	425,516	131,664	109,477	343,954	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,667	(29,674)	316,674	(859,240)	37,151	(448,223)	1,210,700	(3,782,880)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2,423	27,541	8,888	1,306	94,842	94,604
Transfers between funds	5,730	(37,514)	(22,880)	(841,453)	(411,319)	545,587	(81,511)	(1,458,617)
Redemptions (note 3)	-	(428)	(148,506)	(638,757)	(36,521)	(33,557)	(511,518)	(1,445,541)
Annuity benefits	-	-	(27)	(34)	-	-	(52)	(73)
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(7)	1	(27)	(11)	(16)	(13)	(168)	(27)

Net equity transactions	5,723	(37,941)	(169,017)	(1,452,714)	(438,968)	513,323	(498,407)	(2,809,654)

Net change in contract owners’ equity	19,390	(67,615)	147,657	(2,311,954)	(401,817)	65,100	712,293	(6,592,534)
Contract owners’ equity beginning of period	34,488	102,103	1,875,383	4,187,337	962,470	897,370	5,549,098	12,141,632

Contract owners’ equity end of period	$53,878	34,488	2,023,040	1,875,383	560,653	962,470	6,261,391	5,549,098

CHANGES IN UNITS:
Beginning Units	4,889	8,347	113,098	182,233	97,754	62,052	392,968	532,637
Units purchased	874	4,704	5,916	6,802	14,146	50,915	21,759	50,253
Units redeemed	-	(8,162)	(15,732)	(75,937)	(65,684)	(15,213)	(58,583)	(189,922)

Ending units	5,763	4,889	103,282	113,098	46,216	97,754	356,144	392,968

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DCAP		DGI		FQB
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,141)	(2,186)	10,614	3,628	(445)	(4,059)	26,787	20,925
Realized gain (loss) on investments	(2,163)	8,996	(146,606)	5,846	(22,380)	16,979	(6,292)	(102,142)
Change in unrealized gain (loss) on investments	70,608	(137,766)	212,243	(294,981)	102,448	(323,682)	78,724	(29,189)
Reinvested capital gains	-	-	71,720	58,577	-	67,482	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,304	(130,956)	147,971	(226,930)	79,623	(243,280)	99,219	(110,406)

Equity transactions:
Purchase payments received from contract owners (note 3)	599	416	10,400	47,090	-	14,940	-	(303)
Transfers between funds	(1,884)	(63,395)	(125,788)	596,277	83,680	6,852	184,800	137,976
Redemptions (note 3)	(15,085)	(12,205)	(198,570)	(248,232)	(90,150)	(124,031)	(70,314)	(170,524)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	6	(1)	(49)	11	(6)	(12)	(6)	103

Net equity transactions	(16,364)	(75,185)	(314,007)	395,146	(6,476)	(102,251)	114,480	(32,748)

Net change in contract owners’ equity	50,940	(206,141)	(166,036)	168,216	73,147	(345,531)	213,699	(143,154)
Contract owners’ equity beginning of period	224,118	430,259	1,154,463	986,247	316,462	661,993	478,077	621,231

Contract owners’ equity end of period	$275,058	224,118	988,427	1,154,463	389,609	316,462	691,776	478,077

CHANGES IN UNITS:
Beginning Units	20,684	25,661	104,645	62,065	35,328	43,397	43,724	51,912
Units purchased	105	55	6,058	64,044	9,752	2,444	19,806	85,893
Units redeemed	(1,531)	(5,032)	(36,523)	(21,464)	(10,812)	(10,513)	(10,224)	(94,081)

Ending units	19,258	20,684	74,180	104,645	34,268	35,328	53,306	43,724

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIP		FHIP		FAMP		FCP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$47,655	84,590	300,780	174,652	25,976	33,458	(8,554)	(77,742)
Realized gain (loss) on investments	(1,594,848)	(184,369)	(613,759)	(644,227)	(100,532)	(25,745)	(1,760,353)	20,261
Change in unrealized gain (loss) on investments	2,954,798	(6,001,629)	1,685,136	(544,292)	642,037	(1,340,733)	3,955,759	(7,534,631)
Reinvested capital gains	-	12,204	-	-	4,306	326,839	2,076	428,898

Net increase (decrease) in contract owners’ equity resulting from operations	1,407,605	(6,089,204)	1,372,157	(1,013,867)	571,787	(1,006,181)	2,188,928	(7,163,214)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,200	112,703	44,150	56,458	384	17,525	112,758	95,228
Transfers between funds	(865,165)	(943,274)	1,313,111	413,178	191,934	4,913	(1,202,628)	(823,736)
Redemptions (note 3)	(616,151)	(1,282,564)	(628,479)	(825,711)	(256,860)	(341,653)	(863,211)	(3,591,567)
Annuity benefits	(61)	(89)	-	-	-	-	(75)	(106)
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(34)	18	(159)	3	(14)	14	(139)	(12)

Net equity transactions	(1,469,211)	(2,113,206)	728,623	(356,072)	(64,556)	(319,201)	(1,953,295)	(4,320,193)

Net change in contract owners’ equity	(61,606)	(8,202,410)	2,100,780	(1,369,939)	507,231	(1,325,382)	235,633	(11,483,407)
Contract owners’ equity beginning of period	6,761,735	14,964,145	2,941,502	4,311,441	2,282,163	3,607,545	8,331,051	19,814,458

Contract owners’ equity end of period	$6,700,129	6,761,735	5,042,282	2,941,502	2,789,394	2,282,163	8,566,684	8,331,051

CHANGES IN UNITS:
Beginning Units	524,592	656,093	301,750	326,965	166,204	184,558	430,557	580,134
Units purchased	25,948	35,513	218,388	262,230	21,731	5,892	16,958	40,620
Units redeemed	(145,458)	(167,014)	(155,546)	(287,445)	(28,282)	(24,246)	(116,486)	(190,197)

Ending units	405,082	524,592	364,592	301,750	159,653	166,204	331,029	430,557

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FGOP		FGP		FIGBS		FOP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(4,618)	(7,721)	(23,858)	(26,392)	368,090	19,672	3,963	8,938
Realized gain (loss) on investments	(3,633)	22,815	(81,443)	276,978	(102,217)	(55,134)	(7,544)	43,687
Change in unrealized gain (loss) on investments	183,160	(558,065)	658,336	(2,589,986)	378,747	(194,259)	130,387	(677,847)
Reinvested capital gains	-	-	1,986	-	20,512	1,477	1,812	118,483

Net increase (decrease) in contract owners’ equity resulting from operations	174,909	(542,971)	555,021	(2,339,400)	665,132	(228,244)	128,618	(506,739)

Equity transactions:
Purchase payments received from contract owners (note 3)	102	10,707	10,023	72,278	211,029	51,447	15	-
Transfers between funds	(4,540)	11,695	(161,585)	(304,531)	346,178	4,248,659	(29,528)	(49,792)
Redemptions (note 3)	(25,104)	(55,677)	(248,947)	(664,184)	(821,678)	(929,487)	(36,701)	(118,955)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(12)	9	-	(2)	(9)	9	(2)	13

Net equity transactions	(29,554)	(33,266)	(400,509)	(896,439)	(264,480)	3,370,628	(66,216)	(168,734)

Net change in contract owners’ equity	145,355	(576,237)	154,512	(3,235,839)	400,652	3,142,384	62,402	(675,473)
Contract owners’ equity beginning of period	420,996	997,233	2,346,899	5,582,738	5,014,397	1,872,013	576,481	1,251,954

Contract owners’ equity end of period	$566,351	420,996	2,501,411	2,346,899	5,415,049	5,014,397	638,883	576,481

CHANGES IN UNITS:
Beginning Units	70,887	74,433	200,221	247,973	476,535	169,459	45,706	54,969
Units purchased	153	5,293	5,536	13,755	225,135	431,236	-	-
Units redeemed	(4,695)	(8,839)	(36,961)	(61,507)	(250,245)	(124,160)	(5,084)	(9,263)

Ending units	66,345	70,887	168,796	200,221	451,425	476,535	40,622	45,706

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOPR		FVSS		AMTG		AMGP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,966	11,825	(6,985)	(5,559)	(5,509)	(11,320)	(705)	(2,788)
Realized gain (loss) on investments	(388,998)	(180,945)	(124,761)	(290,962)	3,671	111,941	(1,659)	(987)
Change in unrealized gain (loss) on investments	551,701	(1,332,638)	584,623	(72,430)	81,406	(506,866)	51,188	(149,207)
Reinvested capital gains	3,213	311,822	-	150,332	-	-	-	12,100

Net increase (decrease) in contract owners’ equity resulting from operations	171,882	(1,189,936)	452,877	(218,619)	79,568	(406,245)	48,824	(140,882)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,456	39,411	3,159	48	272	18,543	-	-
Transfers between funds	(124,342)	74,114	676,780	(548,408)	(66,980)	(132,061)	(15,540)	5,090
Redemptions (note 3)	(153,222)	(486,953)	(33,776)	(28,036)	(93,367)	(87,611)	(19,853)	(42,127)
Annuity benefits	(46)	(68)	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(3)	(7)	(21)	(30)	15	(5)	8

Net equity transactions	(270,153)	(373,499)	646,156	(576,417)	(160,105)	(201,114)	(35,398)	(37,029)

Net change in contract owners’ equity	(98,271)	(1,563,435)	1,099,033	(795,036)	(80,537)	(607,359)	13,426	(177,911)
Contract owners’ equity beginning of period	1,144,597	2,708,032	138,742	933,778	465,031	1,072,390	197,199	375,110

Contract owners’ equity end of period	$1,046,326	1,144,597	1,237,775	138,742	384,494	465,031	210,625	197,199

CHANGES IN UNITS:
Beginning Units	107,089	140,299	18,430	59,681	40,678	52,064	23,128	27,207
Units purchased	4,882	66,124	102,416	1,454	287	4,197	78	584
Units redeemed	(33,520)	(99,334)	(14,847)	(42,705)	(14,785)	(15,583)	(3,878)	(4,663)

Ending units	78,451	107,089	105,999	18,430	26,180	40,678	19,328	23,128

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMTP		AMSRS		OVMS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$15,326	(22,419)	408	491	(11,187)	22,620	(5,919)	(11,566)
Realized gain (loss) on investments	(548,836)	(243,648)	(329)	1,990	(126,153)	(51,019)	(22,900)	53,612
Change in unrealized gain (loss) on investments	922,586	(1,500,900)	13,908	(41,678)	274,762	(801,109)	215,044	(534,288)
Reinvested capital gains	150,490	338,126	-	5,093	-	105,426	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,566	(1,428,841)	13,987	(34,104)	137,422	(724,082)	186,225	(492,242)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,208	25,642	-	-	524	9,250	653	2,007
Transfers between funds	(38,266)	(134,193)	-	(20,613)	(30,445)	(218,766)	(77,446)	(91,460)
Redemptions (note 3)	(167,846)	(463,859)	-	-	(48,912)	(178,341)	(35,508)	(171,112)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(11)	(3)	(18)	(27)	1	(16)	13

Net equity transactions	(204,914)	(572,421)	(3)	(20,631)	(78,860)	(387,856)	(112,317)	(260,552)

Net change in contract owners’ equity	334,652	(2,001,262)	13,984	(54,735)	58,562	(1,111,938)	73,908	(752,794)
Contract owners’ equity beginning of period	1,121,288	3,122,550	47,369	102,104	784,672	1,896,610	511,047	1,263,841

Contract owners’ equity end of period	$1,455,940	1,121,288	61,353	47,369	843,234	784,672	584,955	511,047

CHANGES IN UNITS:
Beginning Units	90,280	117,948	5,626	7,237	66,159	89,082	52,021	69,072
Units purchased	5,949	4,144	-	-	7,639	1,155	2,458	1,514
Units redeemed	(20,016)	(31,812)	-	(1,611)	(14,613)	(24,078)	(12,671)	(18,565)

Ending units	76,213	90,280	5,626	5,626	59,185	66,159	41,808	52,021

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVB		OVGS3		OVGS		OVGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(23,028)	88,980	9,220	3,497	14,878	3,498	545	545
Realized gain (loss) on investments	(333,909)	(73,022)	(163,975)	(79,592)	85,937	290,591	(8,853)	9,115
Change in unrealized gain (loss) on investments	460,670	(1,252,860)	527,402	(962,842)	464,665	(1,866,629)	37,358	(119,951)
Reinvested capital gains	-	-	26,390	134,336	39,912	190,274	-	15,828

Net increase (decrease) in contract owners’ equity resulting from operations	103,733	(1,236,902)	399,037	(904,601)	605,392	(1,382,266)	29,050	(94,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,841	12,339	22,275	58,089	-	-	-	-
Transfers between funds	(270,981)	726	40,179	(121,076)	(93,027)	(138,937)	(9,606)	(22,476)
Redemptions (note 3)	(99,774)	(314,767)	(94,009)	(308,502)	(200,764)	(586,557)	(1,813)	(82,440)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(3)	(25)	23	(60)	11	(4)	7

Net equity transactions	(358,914)	(301,705)	(31,580)	(371,466)	(293,851)	(725,483)	(11,423)	(104,909)

Net change in contract owners’ equity	(255,181)	(1,538,607)	367,457	(1,276,067)	311,541	(2,107,749)	17,627	(199,372)
Contract owners’ equity beginning of period	1,788,430	3,327,037	1,146,928	2,422,995	1,735,239	3,842,988	122,513	321,885

Contract owners’ equity end of period	$1,533,249	1,788,430	1,514,385	1,146,928	2,046,780	1,735,239	140,140	122,513

CHANGES IN UNITS:
Beginning Units	186,666	208,583	85,099	105,957	79,266	103,473	19,377	30,870
Units purchased	8,221	7,681	15,672	9,841	-	-	1,242	420
Units redeemed	(46,743)	(29,598)	(19,154)	(30,699)	(11,389)	(24,207)	(3,087)	(11,913)

Ending units	148,144	186,666	81,617	85,099	67,877	79,266	17,532	19,377

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVAG		VWBFR		VWBF		VWEMR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,429)	(2,231)	7,718	43,554	4,143	13,390	(2,699)	(4,640)
Realized gain (loss) on investments	(25,600)	(3,012)	(13,317)	(14,587)	(5,402)	(1,006)	(140,603)	(94,041)
Change in unrealized gain (loss) on investments	54,007	(88,932)	12,714	(37,789)	6,523	(8,200)	271,035	(334,075)
Reinvested capital gains	-	-	-	-	-	-	13,874	154,071

Net increase (decrease) in contract owners’ equity resulting from operations	26,978	(94,175)	7,115	(8,822)	5,264	4,184	141,607	(278,685)

Equity transactions:
Purchase payments received from contract owners (note 3)	373	4,103	170	18,124	-	-	10	5,355
Transfers between funds	9,949	14,446	38,537	(2,200)	(4,899)	-	36,326	31,609
Redemptions (note 3)	(23,249)	(8,101)	(95,984)	(139,773)	(39,272)	(14,541)	(22,687)	(39,706)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	5	3	9	(34)	11	(57)	5

Net equity transactions	(12,932)	10,453	(57,274)	(123,840)	(44,205)	(14,530)	13,592	(2,737)

Net change in contract owners’ equity	14,046	(83,722)	(50,159)	(132,662)	(38,941)	(10,346)	155,199	(281,422)
Contract owners’ equity beginning of period	92,685	176,407	318,980	451,642	179,258	189,604	140,701	422,123

Contract owners’ equity end of period	$106,731	92,685	268,821	318,980	140,317	179,258	295,900	140,701

CHANGES IN UNITS:
Beginning Units	28,754	27,469	25,747	37,256	11,064	11,949	13,263	13,822
Units purchased	7,477	4,405	4,678	30,589	-	-	4,936	5,600
Units redeemed	(10,894)	(3,120)	(9,651)	(42,098)	(2,771)	(885)	(4,935)	(6,159)

Ending units	25,337	28,754	20,774	25,747	8,293	11,064	13,264	13,263

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWEM		VWHAR		VWHA		SVDF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,338)	(3,049)	(10,871)	(12,649)	(5,442)	(8,360)	(4,516)	(6,298)
Realized gain (loss) on investments	(5,655)	64,477	(163,170)	34,689	55,806	127,879	(3,029)	35,717
Change in unrealized gain (loss) on investments	74,291	(409,642)	540,928	(771,496)	143,845	(632,592)	110,445	(260,579)
Reinvested capital gains	6,535	149,224	3,362	198,024	2,241	141,319	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,833	(198,990)	370,249	(551,432)	196,450	(371,754)	102,900	(231,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,412	83,150	-	-	-	186
Transfers between funds	-	(243,135)	343,305	(248,908)	-	(38,422)	5,143	159,925
Redemptions (note 3)	(1,848)	(178,766)	(272,549)	(148,654)	(112,345)	(213,898)	(12,688)	(145,861)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	(23)	(986)	(7)	(50)	(28)	(43)	30

Net equity transactions	(1,870)	(421,924)	174,182	(314,419)	(112,395)	(252,348)	(7,588)	14,280

Net change in contract owners’ equity	71,963	(620,914)	544,431	(865,851)	84,055	(624,102)	95,312	(216,880)
Contract owners’ equity beginning of period	68,042	688,956	589,107	1,454,958	362,394	986,496	280,499	497,379

Contract owners’ equity end of period	$140,005	68,042	1,133,538	589,107	446,449	362,394	375,811	280,499

CHANGES IN UNITS:
Beginning Units	7,186	25,254	33,880	44,448	20,128	29,090	20,628	20,057
Units purchased	-	-	23,566	15,775	-	-	833	7,890
Units redeemed	(147)	(18,068)	(15,477)	(26,343)	(4,155)	(8,962)	(1,473)	(7,319)

Ending units	7,039	7,186	41,969	33,880	15,973	20,128	19,988	20,628

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SVOF		WIEP		WVCP		SGRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(24,034)	10,427	33,123	1,695	699	277	(566)	(2,458)
Realized gain (loss) on investments	(115,513)	17,534	44,247	26,607	(6,034)	(948)	(36,754)	(36,377)
Change in unrealized gain (loss) on investments	754,883	(1,668,112)	(19,060)	(346,425)	20,303	(48,395)	61,548	(58,574)
Reinvested capital gains	-	528,154	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	615,336	(1,111,997)	58,310	(318,123)	14,968	(49,066)	24,228	(97,409)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,652	2,822	(185)	-	-	-	-	3,638
Transfers between funds	(52,475)	(174,173)	(443,611)	(32,038)	(66,727)	-	(100,947)	(81,664)
Redemptions (note 3)	(118,177)	(273,312)	(33,604)	(37,025)	(1,348)	(6,663)	(2,811)	(18,035)
Annuity benefits	-	-	-	-	-	-	-	-
Annual contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	23	(10)	-	(3)	11	(6)	8

Net equity transactions	(169,011)	(444,640)	(477,410)	(69,063)	(68,078)	(6,652)	(103,764)	(96,053)

Net change in contract owners’ equity	446,325	(1,556,637)	(419,100)	(387,186)	(53,110)	(55,718)	(79,536)	(193,462)
Contract owners’ equity beginning of period	1,499,755	3,056,392	419,100	806,286	53,110	108,828	79,536	272,998

Contract owners’ equity end of period	$1,946,080	1,499,755	-	419,100	-	53,110	-	79,536

CHANGES IN UNITS:
Beginning Units	87,313	105,040	44,816	50,101	7,071	7,603	22,032	40,159
Units purchased	821	1,642	-	-	-	-	50,774	10,545
Units redeemed	(10,317)	(19,369)	(44,816)	(5,285)	(7,071)	(532)	(72,806)	(28,672)

Ending units	77,817	87,313	-	44,816	-	7,071	-	22,032

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JPMCVP
	2009	2008
Investment activity:
Net investment income (loss)	$2,498	(608)
Realized gain (loss) on investments	(78,647)	590
Change in unrealized gain (loss) on investments	71,919	(78,569)
Reinvested capital gains	273	12,184

Net increase (decrease) in contract owners’ equity resulting from operations	(3,957)	(66,403)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	(122,205)	(7,522)
Redemptions (note 3)	-	(4,297)
Annuity benefits	-	-
Annual contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	3	(9)

Net equity transactions	(122,202)	(11,828)

Net change in contract owners’ equity	(126,159)	(78,231)
Contract owners’ equity beginning of period	126,159	204,390

Contract owners’ equity end of period	$-	126,159

CHANGES IN UNITS:
Beginning Units	13,467	14,361
Units purchased	-	-
Units redeemed	(13,467)	(894)

Ending units	-	13,467

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- B

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Global Utilities Fund - Class III (GVGU)

Gartmore NVIT International Equity Fund - Class I (GIG)*

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Global Financial Services Fund - Class III (GVGFS)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Leaders Fund - Class III (GVUSL)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Technology & Communications Fund - Class I (GGTC)*

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class III (GVUGL)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

Portfolios of the Federated Insurance Series

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity (R Variable Insurance Products Fund FidelityR)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Neuberger Berman Advisers Management Trust

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Partners Portfolio- I Class Shares (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Z CLOSED FUNDS

International Equity Flex I Portfolio (obsolete) (WIEP)*

International Equity Flex II Portfolio (obsolete) (WVCP)*

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)*

*	At December 31, 2009 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner.

For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $464,856 and $697,844, respectively, and total transfers from the Account to the fixed account were $458,950 and $726,656, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed accountare included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $328,263 and $193,820 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$94,095,936	0	$94,095,936

Accounts Payable of $1,342 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	$490,378	$372
U.S. Equity Flex I Portfolio (WSCP)	19,923	169,123
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	122,218	1,214
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	404,771	443,499
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	36,541	7,172
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	5,067
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	31,246	130,557
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	617	155
Emerging Markets Debt Portfolio - Class I (MSEM)	3,458	17,742
U.S. Real Estate Portfolio - Class I (MSVRE)	92,347	895,508
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	4,017	2
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	89,024	1,309,422
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	8,001	71,626
Gartmore NVIT International Equity Fund - Class III (GIG3)	65,292	2,049,220
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	41	40,260
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	28,774	801
NVIT Core Bond Fund - Class I (NVCBD1)	405,670	66,913
NVIT Fund - Class I (TRF)	11,478	149,685
NVIT Global Financial Services Fund - Class III (GVGFS)	11,194	68,756
NVIT Government Bond Fund - Class I (GBF)	1,450,987	1,337,311
NVIT Growth Fund - Class I (CAF)	8,167	40,405
NVIT Health Sciences Fund - Class III (GVGHS)	4,836	6,498
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	9,749	130,677
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	132,919	261,333
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	327,108	415,702
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	62,675	436,590
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	172,786	442,441
NVIT Leaders Fund - Class III (GVUSL)	4,062	1,235,630
NVIT Mid Cap Index Fund - Class I (MCIF)	246,525	1,914,637
NVIT Money Market Fund - Class I (SAM)	5,904,531	7,869,742
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	43,727	83
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	8,491	104,111
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	24,999	49
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	464,902	363,873
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	35,862	8,279
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	498,515	86,003
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	804,942	651,623
NVIT Multi-Manager Small Company Fund - Class I (SCF)	485,588	1,047,425
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,128,346	1,784,733
NVIT Technology & Communications Fund - Class III (GGTC3)	28,461	9,810
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	32,979	15,110
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	33,810	8,021
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	5,792	44,782
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	11,088	3
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	730,891	666,355
VP Balanced Fund - Class I (ACVB)	101,033	281,223
VP Capital Appreciation Fund - Class I (ACVCA)	31,031	98,983
VP Income & Growth Fund - Class I (ACVIG)	168,137	235,344
VP Inflation Protection Fund - Class II (ACVIP2)	405,151	543,375
VP International Fund - Class I (ACVI)	12,512	177,442
VP International Fund - Class III (ACVI3)	36,614	145,017
VP Ultra(R) Fund - Class I (ACVU1)	5,852	988
VP Value Fund - Class I (ACVV)	183,244	509,347
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	268,600	1,216,564
Stock Index Fund, Inc. - Initial Shares (DSIF)	700,632	954,804
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,915	22,598

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

Appreciation Portfolio - Initial Shares (DCAP)	151,095	529,349
Growth and Income Portfolio - Initial Shares (DGI)	91,025	120,329
Quality Bond Fund II - Primary Shares (FQB)	263,139	128,162
Equity-Income Portfolio - Initial Class (FEIP)	414,572	3,430,937
High Income Portfolio - Initial Class (FHIP)	2,612,785	2,197,002
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	411,184	545,996
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	367,880	4,087,977
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	2,431	40,229
VIP Fund - Growth Portfolio - Initial Class (FGP)	59,614	563,446
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	2,724,708	2,702,797
VIP Fund - Overseas Portfolio - Initial Class (FOP)	13,941	81,935
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	69,756	719,721
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	764,666	250,256
Growth Portfolio - I Class Shares (AMTG)	3,544	165,465
Guardian Portfolio - I Class Shares (AMGP)	2,761	40,524
Partners Portfolio- I Class Shares (AMTP)	265,136	853,076
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,167	1,091
Balanced Fund/VA - Non-Service Shares (OVMS)	99,638	315,825
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	26,229	167,359
Core Bond Fund/VA - Non-Service Shares (OVB)	55,333	771,206
Global Securities Fund/VA - Class 3 (OVGS3)	281,632	441,564
Global Securities Fund/VA - Non-Service Shares (OVGS)	81,771	234,845
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	10,100	29,830
MidCap Fund/VA - Non-Service Shares (OVAG)	23,865	63,825
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	71,010	133,891
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	6,388	51,826
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	95,508	211,292
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	6,697	9,008
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	422,108	418,598
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	7,624	67,367
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	12,307	27,404
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	14,645	323,192
International Equity Flex I Portfolio (obsolete) (WIEP)	38,107	438,150
International Equity Flex II Portfolio (obsolete) (WVCP)	1,489	74,905
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	166,719	307,804
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)	3,288	201,377

Total	$27,047,311	$49,241,565

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
2009	1.45%	48,993	$10.100787	$494,868	0.00%	1.01%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2009	1.45%	54,383	10.924974	594,133	1.15%	22.86%
2008	1.45%	70,987	8.892371	631,243	0.08%	-35.55%
2007	1.45%	79,114	13.796994	1,091,535	0.00%	-2.28%
2006	1.45%	96,489	14.118860	1,362,315	0.00%	3.25%
2005	1.45%	113,827	13.674136	1,556,486	0.00%	-4.09%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	1.45%	13,468	11.696896	157,522	0.00%	24.86%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	1.45%	33,768	8.761897	295,872	0.02%	43.90%
2008	1.45%	29,450	6.088939	179,319	0.01%	-45.12%
2007	1.45%	26,221	11.094806	290,917	0.17%	34.64%
2006	1.45%	24,203	8.240113	199,435	0.11%	7.54%
2005	1.45%	45,354	7.662477	347,524	0.07%	10.93%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	1.45%	4,860	12.238335	59,466	0.00%	54.82%
2008	1.45%	2,151	7.905032	17,004	0.03%	-44.71%
2007	1.45%	5,722	14.297680	81,811	0.42%	19.98%
2006	1.45%	3,194	11.916745	38,062	0.00%	6.38%
2005	1.45%	1,859	11.202161	20,825	0.00%	9.72%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	1.45%	1,794	4.130634	7,414	0.00%	54.62%
2008	1.45%	3,288	2.671442	8,784	0.09%	-44.79%
2007	1.45%	4,946	4.838333	23,930	0.31%	19.92%
2006	1.45%	6,069	4.034488	24,485	0.00%	6.27%
2005	1.45%	13,755	3.796495	52,221	0.00%	9.94%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	1.45%	13,385	23.667446	316,765	0.38%	76.48%
2008	1.45%	16,314	13.411091	218,789	2.97%	-52.90%
2007	1.45%	33,972	28.476500	967,404	0.42%	26.21%
2006	1.45%	31,985	22.563352	721,689	2.85%	44.58%
2005	1.45%	8,155	15.606584	127,272	0.72%	30.11%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	1.45%	1,808	13.277923	24,006	0.42%	76.48%
2008	1.45%	1,808	7.523916	13,603	2.59%	-52.92%
2007	1.45%	3,247	15.982281	51,894	0.47%	26.15%
2006	1.45%	7,930	12.668948	100,465	1.49%	44.51%
2005	1.45%	12,939	8.766834	113,434	0.96%	30.03%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	1.45%	1,989	21.081294	41,931	7.73%	28.32%
2008	1.45%	2,800	16.428423	46,000	7.54%	-16.21%
2007	1.45%	3,929	19.606620	77,034	7.10%	4.98%
2006	1.45%	4,648	18.676669	86,809	7.60%	9.21%
2005	1.45%	8,193	17.102387	140,120	7.11%	10.63%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	1.45%	50,304	32.685613	1,644,217	3.26%	26.49%
2008	1.45%	62,410	25.840126	1,612,682	3.38%	-38.80%
2007	1.45%	75,537	42.221432	3,189,280	1.17%	-18.28%
2006	1.45%	101,442	51.666261	5,241,129	1.11%	36.05%
2005	1.45%	123,771	37.975667	4,700,286	1.18%	15.36%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2009	1.45%	337	11.308893	3,811	3.29%	13.09%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	1.45%	33,415	$24.566755	$820,873	1.17%	61.11%
2008	1.45%	57,308	15.247993	873,832	1.54%	-58.44%
2007	1.45%	33,293	36.691806	1,221,580	0.71%	43.43%
2006	1.45%	28,211	25.581976	721,693	0.80%	34.67%
2005	1.45%	25,233	18.996097	479,329	0.47%	30.74%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	1.45%	13,237	16.017049	212,018	3.91%	6.41%
2008	1.45%	15,900	15.051861	239,325	2.98%	-33.87%
2007	1.45%	20,692	22.762571	471,003	2.36%	18.64%
2006	1.45%	23,063	19.186665	442,502	2.47%	35.60%
2005	1.45%	14,528	14.149066	205,558	2.51%	4.94%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	1.45%	53,498	16.692442	893,013	1.00%	27.79%
2008	1.45%	117,837	13.062257	1,539,217	1.33%	-46.82%
2007	1.45%	123,125	24.563902	3,024,430	0.11%	25.30%
2006	1.45%	17,241	19.604737	338,005	1.27%	31.03%
2005	1.45%	14,944	14.962124	223,594	0.72%	28.29%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	1.45%	239	13.474739	3,220	0.67%	23.19%
2008	1.45%	2,123	10.938534	23,223	0.64%	-45.14%
2007	1.45%	3,742	19.937442	74,606	0.86%	18.19%
2006	1.45%	1,974	16.868480	33,298	0.77%	23.99%
2005	1.45%	2,600	13.604422	35,371	0.26%	17.61%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	1.45%	2,194	13.320430	29,225	0.15%	33.20%	5/1/2009
NVIT Core Bond Fund - Class I (NVCBD1)
2009	1.45%	32,112	10.453033	335,668	2.34%	4.53%	5/1/2009
NVIT Fund - Class I (TRF)
2009	1.45%	61,926	15.286945	946,660	1.35%	24.27%
2008	1.45%	70,299	12.301572	864,788	1.36%	-42.40%
2007	1.45%	92,540	21.358476	1,976,513	1.05%	6.60%
2006	1.45%	110,923	20.035277	2,222,373	1.05%	11.98%
2005	1.45%	139,603	17.891041	2,497,643	0.88%	5.89%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	1.45%	3,300	12.455640	41,104	0.97%	30.02%
2008	1.45%	6,886	9.579923	65,967	2.14%	-47.00%
2007	1.45%	3,078	18.073774	55,631	1.80%	-2.56%
2006	1.45%	13,259	18.549248	245,944	1.23%	18.60%
2005	1.45%	3,308	15.640613	51,739	1.56%	9.56%
NVIT Government Bond Fund - Class I (GBF)
2009	1.45%	211,199	17.473327	3,690,349	3.23%	1.20%
2008	1.45%	215,784	17.266214	3,725,773	3.93%	6.16%
2007	1.45%	292,196	16.264677	4,752,474	4.55%	5.60%
2006	1.45%	418,204	15.402677	6,441,461	4.28%	1.85%
2005	1.45%	322,687	15.123362	4,880,112	3.67%	1.77%
NVIT Growth Fund - Class I (CAF)
2009	1.45%	35,903	10.716896	384,758	0.55%	31.54%
2008	1.45%	39,562	8.147464	322,330	0.27%	-39.60%
2007	1.45%	52,667	13.488463	710,397	0.17%	17.80%
2006	1.45%	68,796	11.450111	787,722	0.04%	4.63%
2005	1.45%	95,090	10.943163	1,040,585	0.08%	4.96%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	1.45%	13,075	12.364248	161,663	0.29%	17.39%
2008	1.45%	12,954	10.533037	136,445	0.29%	-26.32%
2007	1.45%	15,036	14.295226	214,943	0.07%	11.58%
2006	1.45%	13,792	12.811982	176,703	0.00%	1.22%
2005	1.45%	20,675	12.657928	261,703	0.00%	6.86%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	1.45%	13,891	$11.980071	$166,415	0.98%	25.36%
2008	1.45%	21,706	9.556444	207,432	2.45%	-37.76%
2007	1.45%	10,660	15.354325	163,677	1.99%	4.41%
2006	1.45%	10,205	14.705289	150,067	2.01%	15.18%
2005	1.45%	12,363	12.767402	157,843	1.76%	6.37%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	1.45%	27,735	11.976342	332,163	2.89%	7.50%
2008	1.45%	36,710	11.140488	408,967	3.40%	-7.39%
2007	1.45%	40,024	12.028901	481,445	2.78%	3.85%
2006	1.45%	32,297	11.583512	374,113	3.30%	4.63%
2005	1.45%	37,627	11.071052	416,570	3.37%	1.81%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	1.45%	71,937	12.139841	873,303	1.86%	17.41%
2008	1.45%	73,692	10.339873	761,966	2.73%	-24.31%
2007	1.45%	102,119	13.660867	1,395,034	2.65%	4.12%
2006	1.45%	84,904	13.120417	1,113,976	2.37%	9.74%
2005	1.45%	68,632	11.955598	820,537	1.85%	3.82%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	1.45%	38,936	12.203317	475,148	1.31%	22.59%
2008	1.45%	64,309	9.954672	640,175	2.55%	-32.39%
2007	1.45%	55,166	14.723058	812,212	2.19%	4.60%
2006	1.45%	48,820	14.075186	687,151	2.17%	12.88%
2005	1.45%	56,782	12.468670	707,996	2.13%	5.52%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	1.45%	24,873	12.212310	303,757	2.02%	12.90%
2008	1.45%	41,577	10.816900	449,734	3.17%	-16.28%
2007	1.45%	45,273	12.919773	584,917	3.47%	4.32%
2006	1.45%	46,542	12.385198	576,432	2.68%	6.85%
2005	1.45%	47,896	11.590666	555,147	2.53%	2.98%
NVIT Leaders Fund - Class III (GVUSL)
2009	1.45%	5,366	10.788284	57,901	0.25%	31.95%
2008	1.45%	83,314	8.176016	681,177	1.31%	-50.67%
2007	1.45%	25,240	16.573218	418,308	0.33%	9.93%
2006	1.45%	170,879	15.075943	2,576,162	0.11%	14.44%
2005	1.45%	14,345	13.173172	188,969	1.65%	8.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	1.45%	170,884	13.695024	2,340,247	0.96%	34.77%
2008	1.45%	264,111	10.161581	2,683,785	1.21%	-37.39%
2007	1.45%	367,570	16.228967	5,965,281	1.32%	5.99%
2006	1.45%	292,850	15.311560	4,483,990	1.24%	8.30%
2005	1.45%	251,452	14.138070	3,555,046	0.96%	10.48%
NVIT Money Market Fund - Class I (SAM)
2009	1.45%	387,220	12.848981	4,975,383	0.05%	-1.41%
2008	1.45%	532,562	13.032564	6,940,648	2.04%	0.57%
2007	1.45%	940,769	12.958196	12,190,669	4.27%	3.26%
2006	1.45%	529,849	12.548494	6,648,807	5.86%	3.02%
2005	1.45%	463,511	12.180792	5,645,931	3.93%	1.18%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	1.45%	3,318	13.443747	44,606	0.00%	34.44%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	1.45%	24,260	$14.972479	$363,248	2.03%	27.96%
2008	1.45%	27,450	11.701327	321,201	1.85%	-47.11%
2007	1.45%	57,900	22.125147	1,281,046	2.84%	1.43%
2006	1.45%	199,103	21.813054	4,343,044	2.33%	20.97%
2005	1.45%	55,229	18.031528	995,863	1.89%	10.43%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	1.45%	2,065	12.566558	25,950	0.22%	25.67%	5/1/2009
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.45%	9,102	12.292022	111,882	0.00%	22.92%	4/24/2009
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	1.45%	2,244	12.863027	28,865	0.32%	28.63%	5/1/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	1.45%	110,403	5.339029	589,445	0.00%	25.61%
2008	1.45%	3,775	4.250388	16,045	0.00%	-47.20%
2007	1.45%	9,930	8.049711	79,934	0.00%	8.15%
2006	1.45%	25,971	7.443078	193,304	0.00%	1.71%
2005	1.45%	51,769	7.317634	378,827	0.00%	6.53%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	1.45%	113,153	17.090407	1,933,831	0.55%	24.38%
2008	1.45%	74,025	13.739933	1,017,099	1.09%	-33.14%
2007	1.45%	96,828	20.549607	1,989,777	1.03%	-8.25%
2006	1.45%	149,493	22.397866	3,348,324	0.43%	15.60%
2005	1.45%	189,246	19.375725	3,666,778	0.05%	1.58%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	1.45%	94,654	25.881482	2,449,786	0.26%	32.75%
2008	1.45%	91,986	19.496584	1,793,413	0.80%	-39.09%
2007	1.45%	115,928	32.007206	3,710,531	0.08%	0.64%
2006	1.45%	149,854	31.802683	4,765,759	0.09%	10.42%
2005	1.45%	252,760	28.802031	7,280,001	0.00%	10.69%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	1.45%	109,002	14.015318	1,527,712	9.44%	22.58%
2008	1.45%	93,687	11.433893	1,071,207	4.94%	-18.49%
2007	1.45%	113,783	14.027738	1,596,118	3.57%	3.10%
2006	1.45%	131,419	13.605994	1,788,086	4.50%	3.32%
2005	1.45%	190,188	13.168507	2,504,492	8.04%	0.70%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	1.45%	2,849	10.827895	30,849	0.00%	50.23%
2008	1.45%	789	7.207307	5,687	0.00%	-49.33%
2007	1.45%	1,540	14.225227	21,907	0.00%	18.43%
2006	1.45%	3,309	12.011106	39,745	0.00%	9.48%
2005	1.45%	2,178	10.971442	23,896	0.00%	-1.95%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	1.45%	5,972	12.765461	76,235	0.00%	23.97%
2008	1.45%	3,498	10.297530	36,021	0.00%	-42.11%
2007	1.45%	2,472	17.788467	43,973	0.00%	20.65%
2006	1.45%	4,989	14.744172	73,559	0.20%	-1.73%
2005	1.45%	10,621	15.003694	159,354	0.00%	10.37%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	1.45%	2,035	12.933335	26,319	0.09%	29.33%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2009	1.45%	42,466	9.868178	419,053	0.92%	26.41%
2008	1.45%	44,903	7.806567	350,538	1.60%	-38.13%
2007	1.45%	70,608	12.617905	890,925	1.57%	-4.03%
2006	1.45%	77,187	13.147317	1,014,802	1.56%	13.89%
2005	1.45%	20,415	11.543990	235,671	1.29%	2.45%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	1.45%	747	14.680810	10,966	0.33%	46.81%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	1.45%	136,286	$13.103121	$1,785,759	7.61%	11.68%
2008	1.45%	133,133	11.732329	1,561,960	3.01%	-14.68%
2007	1.45%	339,053	13.751675	4,662,547	2.82%	3.24%
2006	1.45%	343,659	13.319560	4,577,387	2.49%	2.70%
2005	1.45%	526,675	12.969996	6,830,973	2.93%	-0.02%
VP Balanced Fund - Class I (ACVB)
2009	1.45%	54,977	16.410027	902,174	5.18%	13.81%
2008	1.45%	65,105	14.419046	938,752	2.63%	-21.49%
2007	1.45%	78,435	18.365409	1,440,491	2.23%	3.41%
2006	1.45%	99,945	17.760504	1,775,074	2.02%	8.03%
2005	1.45%	122,320	16.439679	2,010,902	1.87%	3.42%
VP Capital Appreciation Fund - Class I (ACVCA)
2009	1.45%	31,535	14.878655	469,199	0.83%	35.09%
2008	1.45%	35,355	11.014222	389,408	0.00%	-46.97%
2007	1.45%	35,078	20.768284	728,510	0.00%	43.68%
2006	1.45%	33,133	14.454514	478,921	0.00%	15.52%
2005	1.45%	36,737	12.512142	459,659	0.00%	20.30%
VP Income & Growth Fund - Class I (ACVIG)
2009	1.45%	66,819	9.923589	663,085	4.73%	16.38%
2008	1.45%	66,605	8.526574	567,912	1.99%	-35.54%
2007	1.45%	70,296	13.227012	929,806	2.09%	-1.52%
2006	1.45%	92,692	13.431749	1,245,016	2.61%	15.39%
2005	1.45%	269,493	11.639841	3,136,856	1.76%	3.12%
VP Inflation Protection Fund - Class II (ACVIP2)
2009	1.45%	132,396	12.142758	1,607,653	2.45%	8.62%
2008	1.45%	145,929	11.179458	1,631,407	4.90%	-3.02%
2007	1.45%	165,645	11.527071	1,909,402	4.47%	7.90%
2006	1.45%	181,152	10.683311	1,935,303	3.13%	0.12%
2005	1.45%	234,776	10.670686	2,505,221	4.28%	0.09%
VP International Fund - Class I (ACVI)
2009	1.45%	37,251	17.638868	657,066	2.09%	31.83%
2008	1.45%	48,762	13.380486	652,459	0.83%	-45.62%
2007	1.45%	57,669	24.607790	1,419,107	0.76%	16.34%
2006	1.45%	76,162	21.152329	1,611,004	1.68%	23.22%
2005	1.45%	92,002	17.166574	1,579,359	1.17%	11.62%
VP International Fund - Class III (ACVI3)
2009	1.45%	23,795	12.808738	304,784	2.19%	31.83%
2008	1.45%	30,768	9.716436	298,955	0.84%	-45.63%
2007	1.45%	30,099	17.869317	537,849	0.78%	16.34%
2006	1.45%	42,134	15.360086	647,182	1.78%	23.22%
2005	1.45%	57,895	12.465763	721,705	1.34%	11.47%
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.45%	5,763	9.348997	53,878	0.29%	32.53%
2008	1.45%	4,889	7.054250	34,488	0.00%	-42.33%
2007	1.45%	8,347	12.232300	102,103	0.00%	19.25%
2006	1.45%	185	10.257482	1,898	0.00%	-4.67%
2005	1.45%	3,503	10.760517	37,694	0.00%	0.69%
VP Value Fund - Class I (ACVV)
2009	1.45%	103,282	19.583856	2,022,660	5.71%	18.13%
2008	1.45%	113,098	16.578863	1,875,036	2.77%	-27.84%
2007	1.45%	182,233	22.975045	4,186,811	2.08%	-6.52%
2006	1.45%	348,798	24.577872	8,572,713	1.19%	16.94%
2005	1.45%	312,800	21.017877	6,574,392	0.88%	3.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	1.45%	46,216	$12.131407	$560,653	3.36%	23.21%
2008	1.45%	97,754	9.845842	962,470	0.63%	-31.92%
2007	1.45%	62,052	14.461573	897,370	0.39%	-2.10%
2006	1.45%	66,526	14.772279	982,741	0.23%	12.76%
2005	1.45%	33,532	13.101031	439,304	0.00%	5.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	1.45%	356,144	17.578947	6,260,654	2.09%	24.50%
2008	1.45%	392,968	14.119369	5,548,460	1.98%	-38.05%
2007	1.45%	532,637	22.793282	12,140,545	1.68%	3.72%
2006	1.45%	556,906	21.975597	12,238,342	1.61%	13.83%
2005	1.45%	729,791	19.305967	14,089,321	1.56%	3.18%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	1.45%	19,258	14.282755	275,058	0.98%	31.82%
2008	1.45%	20,684	10.835344	224,118	0.75%	-35.38%
2007	1.45%	25,661	16.767038	430,259	0.58%	6.21%
2006	1.45%	35,661	15.786056	562,947	0.10%	7.62%
2005	1.45%	43,283	14.668118	634,880	0.00%	2.12%
Appreciation Portfolio - Initial Shares (DCAP)
2009	1.45%	74,180	13.324888	988,427	2.55%	20.78%
2008	1.45%	104,645	11.032185	1,154,463	1.83%	-30.57%
2007	1.45%	62,065	15.890558	986,247	1.61%	5.57%
2006	1.45%	75,874	15.052035	1,142,058	1.71%	14.79%
2005	1.45%	112,905	13.112310	1,480,445	0.02%	2.87%
Growth and Income Portfolio - Initial Shares (DGI)
2009	1.45%	34,268	11.369159	389,609	1.35%	26.92%
2008	1.45%	35,328	8.957828	316,462	0.63%	-41.28%
2007	1.45%	43,397	15.254357	661,993	0.75%	6.86%
2006	1.45%	56,052	14.274447	800,111	0.78%	12.86%
2005	1.45%	66,200	12.648293	837,317	1.33%	1.86%
Quality Bond Fund II - Primary Shares (FQB)
2009	1.45%	53,306	12.977456	691,776	6.08%	18.69%
2008	1.45%	43,724	10.933978	478,077	4.31%	-8.63%
2007	1.45%	51,912	11.967003	621,231	4.52%	3.85%
2006	1.45%	50,736	11.523629	584,663	3.65%	2.65%
2005	1.45%	50,161	11.226348	563,125	3.85%	-0.17%
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.45%	405,082	16.538038	6,699,245	2.24%	28.32%
2008	1.45%	524,592	12.888096	6,760,992	2.18%	-43.49%
2007	1.45%	656,093	22.805849	14,962,758	1.86%	0.05%
2006	1.45%	688,451	22.794382	15,692,815	3.27%	18.46%
2005	1.45%	767,364	19.242890	14,766,301	1.69%	4.33%
High Income Portfolio - Initial Class (FHIP)
2009	1.45%	364,592	13.829931	5,042,282	8.92%	41.87%
2008	1.45%	301,750	9.748141	2,941,502	5.92%	-26.07%
2007	1.45%	326,965	13.186247	4,311,441	4.91%	1.29%
2006	1.45%	829,172	13.018599	10,794,658	7.44%	9.63%
2005	1.45%	913,041	11.875192	10,842,537	14.60%	1.22%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	1.45%	159,653	17.471601	2,789,394	2.54%	27.24%
2008	1.45%	166,204	13.731095	2,282,163	2.52%	-29.75%
2007	1.45%	184,558	19.546942	3,607,545	6.03%	13.82%
2006	1.45%	223,190	17.173470	3,832,947	2.64%	5.77%
2005	1.45%	245,278	16.237353	3,982,665	2.66%	2.54%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.45%	331,029	$25.875618	$8,565,579	1.35%	33.74%
2008	1.45%	430,557	19.347405	8,330,161	0.88%	-43.35%
2007	1.45%	580,134	34.152109	19,812,800	0.90%	15.88%
2006	1.45%	684,496	29.472372	20,173,721	1.32%	10.10%
2005	1.45%	663,447	26.768394	17,759,411	0.30%	15.25%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.45%	66,345	8.536454	566,351	0.49%	43.74%
2008	1.45%	70,887	5.938967	420,996	0.41%	-55.67%
2007	1.45%	74,433	13.397728	997,233	0.00%	21.39%
2006	1.45%	103,990	11.037184	1,147,757	0.83%	3.93%
2005	1.45%	168,929	10.619831	1,793,997	0.90%	7.32%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2009	1.45%	168,796	14.819142	2,501,411	0.43%	26.43%
2008	1.45%	200,221	11.721544	2,346,899	0.77%	-47.94%
2007	1.45%	247,973	22.513491	5,582,738	0.84%	25.11%
2006	1.45%	293,427	17.994310	5,280,016	0.43%	5.30%
2005	1.45%	423,840	17.087845	7,242,512	0.51%	4.27%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	1.45%	451,425	11.995456	5,415,049	8.54%	14.00%
2008	1.45%	476,535	10.522621	5,014,397	2.00%	-4.75%
2007	1.45%	169,459	11.046997	1,872,013	1.57%	2.69%
2006	1.45%	35,980	10.757370	387,050	3.58%	2.79%
2005	1.45%	30,834	10.465216	322,684	6.34%	0.60%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	1.45%	40,622	15.727499	638,883	2.17%	24.69%
2008	1.45%	45,706	12.612804	576,481	2.39%	-44.62%
2007	1.45%	54,969	22.775633	1,251,954	3.34%	15.60%
2006	1.45%	66,548	19.701712	1,311,110	0.87%	16.37%
2005	1.45%	71,947	16.929868	1,218,053	0.67%	17.33%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	1.45%	78,451	13.328919	1,045,667	2.80%	24.77%
2008	1.45%	107,089	10.682967	1,144,028	1.98%	-44.63%
2007	1.45%	140,299	19.294131	2,706,947	3.37%	15.65%
2006	1.45%	137,063	16.683836	2,286,737	0.88%	16.31%
2005	1.45%	136,227	14.343965	1,954,035	0.63%	17.39%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	1.45%	105,999	11.677127	1,237,775	0.54%	55.11%
2008	1.45%	18,430	7.528076	138,742	0.32%	-51.89%
2007	1.45%	59,681	15.646148	933,778	0.90%	4.06%
2006	1.45%	29,317	15.035657	440,800	0.48%	14.52%
2005	1.45%	33,536	13.129617	440,315	0.00%	1.07%
Growth Portfolio - I Class Shares (AMTG)
2009	1.45%	26,180	14.686541	384,494	0.00%	28.47%
2008	1.45%	40,678	11.432003	465,031	0.00%	-44.50%
2007	1.45%	52,064	20.597538	1,072,390	0.00%	20.91%
2006	1.45%	56,180	17.035779	957,070	0.00%	12.42%
2005	1.45%	61,567	15.153906	932,981	0.00%	11.86%
Guardian Portfolio - I Class Shares (AMGP)
2009	1.45%	19,328	10.897400	210,625	1.11%	27.81%
2008	1.45%	23,128	8.526399	197,199	0.56%	-38.16%
2007	1.45%	27,207	13.787250	375,110	0.23%	5.82%
2006	1.45%	39,366	13.028676	512,887	0.63%	11.74%
2005	1.45%	52,925	11.660073	617,109	0.15%	6.82%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
Partners Portfolio- I Class Shares (AMTP)
2009	1.45%	76,213	$19.103559	$1,455,940	2.69%	53.81%
2008	1.45%	90,280	12.420117	1,121,288	0.47%	-53.09%
2007	1.45%	117,948	26.473952	3,122,550	0.62%	7.74%
2006	1.45%	136,432	24.571680	3,352,363	1.08%	10.62%
2005	1.45%	158,825	22.213117	3,527,998	0.98%	16.34%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	1.45%	5,626	10.905237	61,353	2.25%	29.52%
2008	1.45%	5,626	8.419686	47,369	2.14%	-40.32%
2007	1.45%	7,237	14.108638	102,104	0.09%	6.04%
2006	1.45%	7,675	13.304427	102,111	0.18%	12.06%
2005	1.45%	6,115	11.872740	72,602	0.00%	5.31%
Balanced Fund/VA - Non-Service Shares (OVMS)
2009	1.45%	59,185	14.247437	843,234	0.00%	20.13%
2008	1.45%	66,159	11.860391	784,672	3.01%	-44.29%
2007	1.45%	89,082	21.290607	1,896,610	2.77%	2.27%
2006	1.45%	108,288	20.817230	2,254,256	2.09%	9.54%
2005	1.45%	135,088	19.004469	2,567,276	1.84%	2.39%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.45%	41,808	13.991452	584,955	0.33%	42.42%
2008	1.45%	52,021	9.823861	511,047	0.16%	-46.31%
2007	1.45%	69,072	18.297446	1,263,841	0.25%	12.49%
2006	1.45%	91,433	16.266524	1,487,297	0.45%	6.39%
2005	1.45%	156,848	15.289921	2,398,194	0.97%	3.58%
Core Bond Fund/VA - Non-Service Shares (OVB)
2009	1.45%	148,144	10.349653	1,533,249	0.00%	8.02%
2008	1.45%	186,666	9.580908	1,788,430	4.60%	-39.93%
2007	1.45%	208,583	15.950661	3,327,037	5.32%	2.87%
2006	1.45%	213,369	15.505684	3,308,432	5.54%	3.76%
2005	1.45%	272,535	14.944308	4,072,847	5.40%	1.10%
Global Securities Fund/VA - Class 3 (OVGS3)
2009	1.45%	81,617	18.554780	1,514,385	2.06%	37.67%
2008	1.45%	85,099	13.477578	1,146,928	1.63%	-41.06%
2007	1.45%	105,957	22.867724	2,422,995	1.42%	4.79%
2006	1.45%	126,662	21.822967	2,764,141	1.44%	15.99%
2005	1.45%	314,061	18.815041	5,909,071	0.56%	12.68%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2009	1.45%	67,877	30.154257	2,046,780	2.28%	37.75%
2008	1.45%	79,266	21.891341	1,735,239	1.57%	-41.06%
2007	1.45%	103,473	37.140007	3,842,988	1.42%	4.77%
2006	1.45%	125,477	35.449353	4,448,078	1.02%	15.99%
2005	1.45%	142,651	30.562360	4,359,751	1.00%	12.66%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	1.45%	17,532	7.993388	140,140	1.91%	26.43%
2008	1.45%	19,377	6.322607	122,513	1.68%	-39.36%
2007	1.45%	30,870	10.427113	321,885	1.22%	2.90%
2006	1.45%	38,154	10.133095	386,618	1.13%	13.36%
2005	1.45%	51,965	8.938712	464,500	1.50%	4.44%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	1.45%	25,337	4.212478	106,731	0.00%	30.68%
2008	1.45%	28,754	3.223391	92,685	0.00%	-49.81%
2007	1.45%	27,469	6.422032	176,407	0.00%	4.78%
2006	1.45%	34,356	6.128929	210,565	0.00%	1.47%
2005	1.45%	62,514	6.040334	377,605	0.00%	10.70%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners' Equity	Investment Income Ratio***	Total Return****	Inception Date*
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2009	1.45%	20,774	$12.939683	$268,821	4.27%	4.44%
2008	1.45%	25,747	12.389033	318,980	9.15%	2.20%
2007	1.45%	37,256	12.122663	451,642	6.30%	8.22%
2006	1.45%	43,006	11.202009	481,754	7.90%	4.86%
2005	1.45%	39,097	10.683094	417,677	7.47%	-4.51%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2009	1.45%	8,293	16.922009	140,317	4.13%	4.44%
2008	1.45%	11,064	16.201891	179,258	8.68%	2.11%
2007	1.45%	11,949	15.867794	189,604	6.48%	8.11%
2006	1.45%	15,787	14.677199	231,709	9.27%	4.94%
2005	1.45%	23,563	13.986177	329,556	8.20%	-4.43%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	1.45%	13,264	22.310198	295,900	0.17%	110.30%
2008	1.45%	13,263	10.608521	140,701	0.00%	-65.26%
2007	1.45%	13,822	30.539927	422,123	0.55%	35.56%
2006	1.45%	23,099	22.528407	520,384	0.62%	37.52%
2005	1.45%	16,193	16.382210	265,277	0.55%	29.96%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	1.45%	7,039	19.892665	140,005	0.16%	110.09%
2008	1.45%	7,186	9.468655	68,042	0.00%	-65.29%
2007	1.45%	25,254	27.281053	688,956	0.46%	35.61%
2006	1.45%	33,159	20.117283	667,069	0.58%	37.48%
2005	1.45%	41,290	14.633358	604,211	0.84%	30.09%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	1.45%	41,969	27.009576	1,133,538	0.20%	55.33%
2008	1.45%	33,880	17.388052	589,107	0.38%	-46.88%
2007	1.45%	44,448	32.733939	1,454,958	0.11%	43.21%
2006	1.45%	47,846	22.857287	1,093,630	0.07%	22.74%
2005	1.45%	46,326	18.623055	862,732	0.18%	49.43%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	1.45%	15,973	27.951989	446,449	0.26%	55.25%
2008	1.45%	20,128	18.004453	362,394	0.34%	-46.91%
2007	1.45%	29,090	33.911867	986,496	0.12%	43.24%
2006	1.45%	30,884	23.675154	731,183	0.07%	22.69%
2005	1.45%	36,153	19.296380	697,622	0.42%	49.48%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2009	1.45%	19,988	18.801845	375,811	0.00%	38.27%
2008	1.45%	20,628	13.597964	280,499	0.00%	-45.17%
2007	1.45%	20,057	24.798275	497,379	0.00%	20.54%
2006	1.45%	24,109	20.572455	495,981	0.00%	12.99%
2005	1.45%	30,263	18.207932	551,027	0.00%	6.71%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.45%	77,817	25.008421	1,946,080	0.00%	45.59%
2008	1.45%	87,313	17.176766	1,499,755	1.88%	-40.97%
2007	1.45%	105,040	29.097410	3,056,392	0.63%	5.08%
2006	1.45%	128,573	27.691025	3,560,318	0.00%	10.60%
2005	1.45%	146,275	25.037948	3,662,426	0.00%	6.33%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	1.45%	44,816	9.351582	419,100	1.71%	-41.89%
2007	1.45%	50,101	16.093212	806,286	1.07%	14.90%
2006	1.45%	60,904	14.006682	853,063	1.01%	16.94%
2005	1.45%	65,522	11.977879	784,815	0.82%	15.74%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	1.45%	7,071	7.510988	53,110	1.76%	-47.53%
2007	1.45%	7,603	14.313862	108,828	0.00%	-5.36%
2006	1.45%	7,775	15.124054	117,590	0.00%	11.57%
2005	1.45%	9,514	13.555978	128,972	0.00%	14.47%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2006	1.45%	566	$11.969347	$6,775	8.54%	10.63%
2005	1.45%	378	10.819661	4,090	2.11%	1.06%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.45%	22,032	3.610007	79,536	0.00%	-46.90%
2007	1.45%	40,159	6.797920	272,998	0.00%	7.43%
2006	1.45%	45,025	6.328025	284,919	0.00%	8.32%
2005	1.45%	239,269	5.842070	1,397,826	0.00%	8.16%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.45%	13,467	9.368008	126,159	1.07%	-34.18%
2007	1.45%	14,361	14.232291	204,390	1.59%	0.96%
2006	1.45%	112,774	14.096964	1,589,771	0.51%	15.15%
2005	1.45%	268,485	12.242175	3,286,840	0.16%	7.63%

2009	Reserves for annuity contracts in payout phase:				10,086
2009	Contract owners equity:				$94,094,584
2008	Reserves for annuity contracts in payout phase:				9,235
2008	Contract owners equity:				$86,632,484
2007	Reserves for annuity contracts in payout phase:				13,273
2007	Contract owners equity:				$164,671,856
2006	Reserves for annuity contracts in payout phase:				13,622
2006	Contract owners equity:				$180,295,968
2005	Reserves for annuity contracts in payout phase:				6,783
2005	Contract owners equity:				$184,550,174
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010